            T O U C H S T O N E
            ----------------------------------------
                                TOUCHSTONE II VARIABLE ANNUITY

                        ( EMERGING GROWTH
                        ( INTERNATIONAL EQUITY
                        ( GROWTH & INCOME
                        ( BALANCED
                        ( INCOME OPPORTUNITY
                        ( BOND
                        ( STANDBY INCOME

--------------------------------------------------------------------------------
                                   PROSPECTUS

THIS BOOKLET CONTAINS THE PROSPECTUS FOR TOUCHSTONE II VARIABLE ANNUITY, A FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT, ISSUED BY WESTERN-SOUTHERN LIFE ASSURANCE COMPANY. THIS BOOKLET ALSO INCLUDES THE PROSPECTUS FOR INVESTMENT PORTFOLIOS UNDERLYING THE TOUCHSTONE II VARIABLE ANNUITY. THESE PROSPECTUSES ARE BOUND TOGETHER FOR YOUR CONVENIENCE.

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                  MAY 1, 1995

UNITS OF INTEREST UNDER                  WESTERN-SOUTHERN LIFE
FLEXIBLE PURCHASE                        ASSURANCE COMPANY
PAYMENT DEFERRED                         SEPARATE ACCOUNT 2
VARIABLE ANNUITY                         400 BROADWAY
CONTRACTS                                CINCINNATI, OHIO 45202

--------------------------------------------------------------------------------

    This Prospectus describes individual variable annuity contracts (each a "CONTRACT" and collectively the "CONTRACTS") offered by Western-Southern Life Assurance Company (the "COMPANY"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("WESTERN & SOUTHERN"). The Contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long term objectives. Contracts may be purchased on either a non-qualified basis or on a qualified basis in connection with qualified retirement and pension plans. Contracts may be purchased by making an initial payment of at least $5,000. Subsequent payments to a Contract must be at least $1,000.
Payments will be invested as the Contract Owner directs in one or more sub-accounts (each a "SUB-ACCOUNT") of Western-Southern Life Assurance Company Separate Account 2 (the "VARIABLE ACCOUNT"), each of which invests in a corresponding portfolio (a "PORTFOLIO") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-end diversified management investment company.

    The Sub-Accounts in which Contract Owners may invest are: Emerging Growth, International Equity, Growth & Income, Balanced, Income Opportunity, Bond and Standby Income. Information regarding these investment options is set forth under the caption "The Variable Account" herein. Of the seven Sub-Accounts, five, Emerging Growth, International Equity, Balanced, Income Opportunity and Standby Income, invest in corresponding Portfolios of Select Advisors Variable Insurance Trust (the "VI TRUST"). This Prospectus is valid only when accompanied by the current prospectus for the VI Trust (the "VI TRUST PROSPECTUS"). The remaining two Sub-Accounts, Growth & Income and Bond, invest in the Growth & Income Portfolio II and Bond Portfolio II of Select Advisors Portfolios (the "SA TRUST") under a Hub and Spoke-Registered Trademark- arrangement. Unlike the Portfolios of the VI Trust, which receive investments only from Sub-Accounts of the Variable Account, the SA Trust may also receive investments for its Growth & Income Portfolio II and Bond Portfolio II from other insurance company separate accounts registered as investment companies under the Investment Company Act of 1940. See "Special Information Concerning Hub And Spoke-Registered Trademark-" in this Prospectus. Hub and Spoke-Registered Trademark- is a registered service mark of Signature Financial Group, Inc.

    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

    THE INCOME OPPORTUNITY PORTFOLIO OF THE VI TRUST MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE BONDS, (COMMONLY KNOWN AS "JUNK BONDS") ISSUED BY BOTH U.S. AND FOREIGN ISSUERS, WHICH ENTAIL GREATER RISK OF UNTIMELY INTEREST AND PRINCIPAL PAYMENTS, DEFAULT AND PRICE VOLATILITY THAN HIGHER RATED SECURITIES, AND MAY PRESENT PROBLEMS OF LIQUIDITY AND VALUATION. SEE "INCOME OPPORTUNITY PORTFOLIO" IN THE VI TRUST PROSPECTUS.

    This Prospectus tells investors briefly the information they should know before investing in the Contracts. Investors should read and retain this Prospectus for future reference. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1995. The Statement of Additional Information is incorporated by reference in this Prospectus and is available without charge by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796. The table of contents of the Statement of Additional Information appears on page 51 of this Prospectus.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              PROSPECTUS CONTENTS

GLOSSARY...............................................................................          1

PART I -- DISCUSSION OF THE VARIABLE ANNUITY CONTRACT..................................          3
FEE AND EXPENSE TABLES.................................................................          3
SUMMARY OF THE CONTRACT................................................................          5
PERFORMANCE INFORMATION................................................................          8
FACTS ABOUT THE COMPANY AND THE VARIABLE ACCOUNT.......................................          9
  The Company..........................................................................          9
  The Variable Account.................................................................          9
  The VI Trust and the SA Trust........................................................          9
  Additions, Deletions and Substitutions of Investments................................         11
THE CONTRACT...........................................................................         11
  Purchase Of A Contract...............................................................         11
  Free Look Privilege..................................................................         12
  Allocation Of Purchase Payments......................................................         12
  Accumulation Unit Value..............................................................         12
    Accumulation Unit Value -- VIT Sub-Accounts........................................         12
    Accumulation Unit Value -- Growth & Income and Bond Sub-Accounts...................         13
  Dollar Cost Averaging................................................................         14
  Transfers............................................................................         14
  Surrenders and Partial Withdrawals...................................................         15
  Selection Of Annuity Income Options..................................................         16
    Income Date Selection..............................................................         16
    Annuity Payout Plans...............................................................         16
  Death Benefit........................................................................         17
CHARGES................................................................................         17
  Premium Taxes........................................................................         17
  Other Taxes..........................................................................         17
  Administrative Charges...............................................................         17
    Contract Maintenance Charge........................................................         17
    Contract Administration Charge.....................................................         18
  Mortality And Expense Risk Charge....................................................         18
  Expenses of VIT Portfolios and SAT Portfolios; Expense Caps..........................         18
OTHER INFORMATION......................................................................         19
  Distribution of the Contracts........................................................         19
  Reports to Contract Owners...........................................................         19
  Adjustment of Units and Values.......................................................         19
  Voting Rights........................................................................         19
  Substituted Securities...............................................................         20
OTHER CONTRACT PROVISIONS..............................................................         20
  Misstatement of Age or Sex...........................................................         20
  Assignment...........................................................................         20
  Loans................................................................................         21

  No Dividends.........................................................................         21
FEDERAL INCOME TAX INFORMATION.........................................................         21
  Qualification as an "Annuity Contract"...............................................         21
    Diversification....................................................................         21
    Excessive Control..................................................................         22
    Required Distributions.............................................................         22
    Multiple Contracts.................................................................         23
  Federal Income Taxation..............................................................         23
    General............................................................................         23
    Tax Treatment of Assignments.......................................................         24
    Tax Treatment of Withdrawals -- Non-Qualified Contracts............................         24
    Qualified Contracts and Qualified Plans............................................         24
      Section 401 Qualified Pension or Profit-Sharing Plans............................         25
      Section 403(b) Plans.............................................................         25
      Individual Retirement Annuities..................................................         26
      Simplified Employee Pension Plans................................................         26
    Section 457 -- Deferred Compensation Plans.........................................         27
    Tax Treatment of Withdrawals -- Qualified Contracts................................         27
    Tax-Sheltered Annuities -- Withdrawal Limitations..................................         29
LEGAL PROCEEDINGS......................................................................         29

PART II -- DISCUSSION OF SELECT ADVISORS PORTFOLIOS....................................         30
SUMMARY................................................................................         30
  General..............................................................................         30
  Risks................................................................................         30
  Advisors.............................................................................         30
  Sub-Accounts.........................................................................         31
  Other Investors......................................................................         31
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.......................................         31
  Growth & Income Portfolio............................................................         31
  Bond Portfolio.......................................................................         32
SPECIAL INFORMATION CONCERNING HUB AND SPOKE-Registered Trademark-.....................         32
MANAGEMENT OF THE PORTFOLIOS...........................................................         34
  General..............................................................................         34
  Consultant to the Advisor............................................................         34
  Portfolio Advisors...................................................................         35
  Expenses.............................................................................         35
RISK FACTORS, RESTRICTIONS AND INVESTMENT TECHNIQUES...................................         36
  Techniques and Risk Factors..........................................................         36
    Derivatives........................................................................         36
    Foreign Securities.................................................................         36
    Risks Associated with "Emerging Markets" Securities................................         37
    Currency Exchange Rates............................................................         37
    Medium and Lower Rated ("Junk Bonds") and Unrated Securities.......................         37

    ADRs, EDRs and CDRs................................................................         38
    Fixed-Income and Other Debt Instrument Securities..................................         39
    U.S. Government Securities.........................................................         39
    Mortgage Related Securities........................................................         39
    Stripped Mortgage Related Securities...............................................         40
    Zero Coupon Securities.............................................................         41
    Custodial Receipts.................................................................         41
    When-Issued and Delayed Delivery Securities........................................         42
    Repurchase Agreements..............................................................         42
    Reverse Repurchase Agreements and Forward Roll Transactions........................         42
    Lending Portfolio Securities.......................................................         43
    Illiquid Securities................................................................         43
    Non-Publicly Traded ("Restricted") Securities and Rule 144A Securities.............         43
    Temporary Investments..............................................................         43
    Futures Contracts and Related Options..............................................         44
    Options on Stock...................................................................         44
    Options on Securities Indexes......................................................         45
    Forward Currency Contracts.........................................................         45
  Asset Coverage.......................................................................         46
  Certain Investment Restrictions......................................................         46
  Portfolio Turnover...................................................................         47
MANAGEMENT OF THE SA TRUST.............................................................         47
  Board of Trustees....................................................................         47
  Administrator........................................................................         47
  Custodian............................................................................         48
  Sponsor..............................................................................         48
  Allocation of Expenses of the Portfolios.............................................         48
PURCHASE AND VALUATION.................................................................         48
  Purchase.............................................................................         48
  Valuation............................................................................         48
ADDITIONAL INFORMATION.................................................................         49
  Description of Shares, Voting Rights and Liabilities.................................         49
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...............................         51

                                    GLOSSARY

    ACCUMULATION UNIT -- An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

    ACCUMULATION UNIT VALUE -- The dollar value of an Accumulation Unit in a Sub-Account of the Variable Account.

    ANNUITANT -- The natural person whose life is used to determine the duration and amount of any annuity payments.

    BENEFICIARY -- The person(s) to whom the Death Benefit will be paid if the Annuitant dies before the Income Date.

    CODE -- The Internal Revenue Code of 1986, as amended.

    COMPANY -- Western-Southern Life Assurance Company.

    CONTRACT  --  An  individual   variable  annuity  contract,  including   the
Application Form and any amendments, riders or endorsements, offered by the Company as set forth in this Prospectus.

    CONTRACT ANNIVERSARY -- The same day and month as the Contract Date in each subsequent year.

    CONTRACT DATE -- The date, as set forth on page 3 of the Contract, on which the Contract becomes effective, which generally will be within one business day after receipt of the initial Purchase Payment and Application Form in good order at the Touchstone Variable Annuity Service Center.

    CONTRACT VALUE -- At any given time, the value of all Accumulation Units credited to the Sub-Accounts pursuant to the Contract.

    CONTRACT YEAR -- A year which starts with the Contract Date or with a Contract Anniversary.

    INCOME DATE -- The date on which annuity payments are scheduled to begin, changeable by written notice to the Company.

    OWNER OR JOINT OWNER -- The person(s) owning all rights under the Contract.

    PORTFOLIO -- An investment portfolio of the VI Trust or of the SA Trust, each of which is a registered open-end management investment company. A VIT
PORTFOLIO is a Portfolio of the VI Trust and an SAT PORTFOLIO is either the Growth & Income Portfolio II ("GROWTH & INCOME PORTFOLIO") or the Bond Portfolio II ("BOND PORTFOLIO") of the SA Trust. Each Portfolio corresponds to a Sub-Account of the Variable Account.

    PURCHASE PAYMENT -- An amount paid to the Company under the Contract prior to deduction of any applicable premium tax.

    QUALIFIED AND NON-QUALIFIED CONTRACTS -- A QUALIFIED CONTRACT is a Contract purchased in connection with a plan which qualifies for favorable federal income tax treatment under Sections 401, 403(b) or 408 of the Code. A NON-QUALIFIED CONTRACT is any other Contract.

    SA TRUST -- Select Advisors Portfolios, a trust formed under New York law that includes portfolios in which certain of the Sub-Accounts invest.

    SUB-ACCOUNT -- A division of the Variable Account which invests in a Portfolio of the VI Trust or the SA Trust. Purchase Payments allocated to the Variable Account are further allocated among Sub-Accounts as designated by the Owner.

    SURRENDER VALUE -- The Contract Value after deduction of all applicable charges. This is the amount payable to an Owner upon surrender of the Contract prior to the Income Date during the Annuitant's lifetime.

    VALUATION DATE -- Each day on which valuation of the Sub-Accounts is required by applicable law, including every day that the New York Stock Exchange is open.

    VALUATION PERIOD -- The period of time beginning at the close of trading on the New York Stock Exchange on one Valuation Date and ending at the close of trading on the New York Stock Exchange on the next succeeding Valuation Date.

    VARIABLE ACCOUNT -- Western-Southern Life Assurance Company Separate Account 2, a separate investment account of the Company.

    VI TRUST -- Select Advisors Variable Insurance Trust, a business trust formed under Massachusetts law that includes portfolios in which certain of the Sub-Accounts invest.

TERMS DEFINED ELSEWHERE IN THE PROSPECTUS

    The following terms have the meanings given such terms at the pages indicated in this table:

TERM                                               PAGE
----------------------------------------------  -----------
Administrative Services and Fund
 Accounting Agreement.........................          47
Administrator/Signature.......................          10
Advisor.......................................          10
Advisors Act..................................          35
Advisory Agreement............................          34
Benefit Determination Date....................          17
Board of Trustees/Trustees....................          34
Custodian.....................................          48
Death Benefit.................................          17
Designated Beneficiary........................          22
Distributor...................................          19
Expense Cap...................................           3
Expense Risk..................................          18
Fort Washington...............................          34
Free look.....................................           6
Free look period..............................          12
IFS...........................................          19
Individual retirement arrangement.............          27
IRA...........................................          26
Mortality Risk................................          18

TERM                                               PAGE
----------------------------------------------  -----------
PIN...........................................          14
Portfolio Advisors............................          10
Qualified Plans...............................          24
RogersCasey...................................          10
SAT Net Investment Factor.....................          13
SEC...........................................           9
SEP...........................................          26
Signature/Administrator.......................          10
Signature Financial...........................          32
Sponsor.......................................           3
Sponsor Agreement.............................           3
Surrender.....................................           7
Touchstone Variable Annuity Service Center....           6
Treasury Department...........................          21
Trustees/Board of Trustees....................          34
VIT Net Investment Factor.....................          12
VIT Sub-Account...............................          12
VI Trust Prospectus...........................     cover
Western & Southern............................           9
1933 Act......................................          48
1940 Act......................................           9

             PART I -- DISCUSSION OF THE VARIABLE ANNUITY CONTRACT
                             FEE AND EXPENSE TABLES

    The following tables provide information concerning Contract Owner transaction expenses and annual operating expenses of the Variable Account and each Sub-Account. For these purposes, expenses of the Portfolio in which each Sub-Account invests are treated as if they were expenses of that Sub-Account, since that is their practical effect. It is expected that the combined expenses per Accumulation Unit of each Sub-Account and its corresponding Portfolio will, at a minimum, be approximately equal to and may be less than the expenses that would be incurred by each Sub-Account alone if, instead of investing in such Portfolio, the Sub-Account retained an investment advisor and portfolio advisors and invested directly in the types of securities held by the Portfolio. For additional information regarding these expenses, see "Charges."

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge....................................          0%

Annual Contract Maintenance Charge..........................................         $35

Variable Account Annual Expenses (as a percentage of average account value)
    Mortality and Expense Risk Charges*.....................................       0.70%
    Contract Administration Charge..........................................       0.10%
                                                                                    ---
    Total Variable Account Annual Expenses*.................................       0.80%

    *The Company reserves the right to increase the Mortality and Expense Risk
     Charge to 0.90% at any time.

PORTFOLIO EXPENSES

    The estimated expenses of each of the VIT Portfolios and each of the SAT Portfolios shown below are assessed at the underlying Portfolio level and are not direct charges against the assets of the Sub-Accounts or reductions from Contract Value, although such charges are borne indirectly by Contract Owners. Actual Portfolio expenses are taken into consideration in computing the net asset value of each Portfolio, which is the price used to calculate the Contract Value. However, under agreements (the "SPONSOR AGREEMENTS") with the VI Trust and SA Trust, Touchstone Advisors, Inc., as sponsor to the two trusts (the "SPONSOR") has agreed to reimburse each Portfolio for those annual operating expenses of the Portfolio exceeding a specified percentage (the "EXPENSE CAP") of the Portfolio's average daily net assets. For additional information regarding the Sponsor Agreements, see "Sponsor." Operating expenses for this purpose include fees of the Advisor, fees of the Administrator, amortization of organizational expenses, legal and accounting fees and Sponsor fees, but do not include interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. For purposes of this table, the column headed "Total Estimated Expenses" shows the Expense Cap for each Portfolio

(I.E., the maximum expenses that the Portfolio will bear after reimbursement by the Sponsor pursuant to the applicable Sponsor Agreement). The column headed "Other Estimated Expenses" shows the total expenses for each Portfolio less the relevant advisory fee.

                                                                                      OTHER            TOTAL
                                                                      ADVISOR       ESTIMATED        ESTIMATED
VIT PORTFOLIOS                                                       FEES (1)     EXPENSES (1)     EXPENSES (2)
------------------------------------------------------------------  -----------  ---------------  ---------------
Emerging Growth...................................................        0.80%          0.35%            1.15%
International Equity..............................................        0.95%          0.30%            1.25%
Balanced..........................................................        0.70%          0.20%            0.90%
Income Opportunity................................................        0.65%          0.20%            0.85%
Standby Income....................................................        0.25%          0.25%            0.50%


SAT PORTFOLIOS
------------------------------------------------------------------
Growth & Income...................................................        0.75%          0.10%            0.85%
Bond..............................................................        0.55%          0.20%            0.75%

------------------------
(1) Fees and expenses in the table are expressed as a percentage of average daily net assets.

(2) A Sponsor Agreement may be terminated by the Sponsor as to any Portfolio, as of the end of any calendar quarter after December 31, 1995, by giving at least 30 days prior written notice, and will be terminated if the Sponsor ceases to be the investment advisor for the Portfolio. If a Sponsor Agreement is terminated, actual Portfolio expenses may exceed those shown in the table. For more information regarding each Portfolio's expenses, see "Expenses of the VIT Portfolios and SAT Portfolios; Expense Caps" herein, the VI Trust Prospectus, and the Statement of Additional Information (available on request from the Touchstone Variable Annuity Service Center).

EXAMPLE

    The following charts depict the expenses that would be incurred under the Contract assuming a $1,000 investment in each Sub-Account and a 5% annual return on that investment. Portfolio expenses have been estimated at the Expense Cap for each Portfolio. THE DOLLAR FIGURES IN EACH CHART ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The effect of the Contract Maintenance Charge is calculated by expressing it as a percentage of the average Contract Value, which is assumed, for this purpose only, to be $25,000. Premium taxes currently are imposed by certain states and municipalities on Purchase Payments made under the Contracts. Premium taxes are not reflected in the samples below; where applicable, such taxes may decrease the amount of each Purchase Payment available for allocation.

    An Owner surrendering a Contract at the end of the applicable time period would pay the following aggregate Contract and Portfolio expenses on a $1,000 investment in each Sub-Account, assuming a 5% annual return:

                                                                   1 YEAR   3 YEARS
                                                                   ------   -------
Emerging Growth..................................................   $23       $72
International Equity.............................................   $24       $75
Balanced.........................................................   $21       $64
Income Opportunity...............................................   $20       $63
Standby Income...................................................   $17       $52
Growth & Income..................................................   $20       $63
Bond.............................................................   $19       $60

    An Owner annuitizing a Contract at the end of the applicable time period would pay the following aggregate Contract and Portfolio expenses on the same investment:

                                                                   1 YEAR   3 YEARS
                                                                   ------   -------
Emerging Growth..................................................   $23       $72
International Equity.............................................   $24       $75
Balanced.........................................................   $21       $64
Income Opportunity...............................................   $20       $63
Standby Income...................................................   $17       $52
Growth & Income..................................................   $20       $63
Bond.............................................................   $19       $60

    An Owner who does not surrender a Contract at the end of the applicable time period would pay the following aggregate Contract and Portfolio expenses on the same investment:

                                                                   1 YEAR   3 YEARS
                                                                   ------   -------
Emerging Growth..................................................   $23       $72
International Equity.............................................   $24       $75
Balanced.........................................................   $21       $64
Income Opportunity...............................................   $20       $63
Standby Income...................................................   $17       $52
Growth & Income..................................................   $20       $63
Bond.............................................................   $19       $60

    The foregoing tables assume a Mortality and Expense Risk Charge of .90% (the maximum such charge that the Company may charge), notwithstanding that the current such charge is 0.70%.

                            SUMMARY OF THE CONTRACT

GENERAL

    The purpose of the Contract is to permit an Owner to accumulate funds on a tax-deferred basis by investing in one or more alternatives, and to permit the Owner or the Owner's designee to receive annuity income payments starting on the Income Date. An Owner may invest in one or more of seven Sub-Accounts of the Variable Account. Each Sub-Account will, in turn, invest solely in one of seven Portfolios, five of which are Portfolios of the VI Trust and two of which are Portfolios of the SA Trust. Each Trust is an open-end diversified management investment company. The VI Trust is organized as a Massachusetts business trust and the SA Trust is organized as a New York trust. For further information regarding these two trusts, see "The VI Trust and the SA Trust."

    The Variable Account is a separate account of the Company. Its assets are segregated from other assets of the Company. Owners bear the investment risk with respect to the Sub-Accounts which they select, and there is no guarantee that amounts invested by the Owner in the Sub-Accounts will increase or retain their value. See "The Variable Account."

MINIMUM AND MAXIMUM INVESTMENTS

    A Contract may be purchased on a Non-Qualified basis or on a Qualified basis as part of a plan which qualifies for favorable federal income tax treatment under Sections 401, 403(b) or 408 of the Code. The initial Purchase Payment must be at least $5,000, and subsequent Purchase Payments must be at least $1,000. The cumulative total of all Purchase Payments under a Contract may not exceed $500,000 without the prior consent of the Company. See "Purchase Of A Contract."

VARIABLE ANNUITY SERVICE CENTER

    Investments in or withdrawals from a Contract, transfers of amounts among the Sub-Accounts and other directions with respect to the investment of Purchase Payments should be directed to the Company at the Touchstone Variable Annuity Service Center, P.O. Box 419707, Kansas City, Missouri 64179-0849 (the "TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER").

TEN-DAY FREE LOOK

    To be sure that the Owner is satisfied with the Contract, the Owner has a ten-day "FREE LOOK." Within ten days of the date the Contract is received by the Owner, it may be returned to the Company at the Touchstone Variable Annuity Service Center. If the Contract is received by the Company within such time, the Company will void the Contract, and the Contract Value, plus any amount deducted from the initial Purchase Payment prior to allocation to the Sub-Accounts, will then be refunded in full unless otherwise required by state or federal law. See "Free Look Privilege."

INVESTMENT OPTIONS

    Purchase Payments will be invested by the Company, in the proportions that the Owner directs, in the Sub-Accounts. See "Allocation of Purchase Payments." The Variable Account currently has seven Sub-Accounts, each of which invests exclusively in one of the VIT Portfolios or one of the SAT Portfolios. The VIT Portfolios are Emerging Growth, International Equity, Balanced, Income Opportunity and Standby Income. The SAT Portfolios are Growth & Income and Bond. Information regarding the investment options presented by the VIT Portfolios and the SAT Portfolios is set forth under the caption "The VI Trust and the SA Trust" herein. More detailed information regarding the SAT Portfolios will be found under the caption "Investment Objectives, Policies and Restrictions" in this Prospectus. Detailed information regarding the VIT Portfolios will be found in the VI Trust Prospectus. Owners may transfer funds between Sub-Accounts once every thirty days. See "Transfers."

PURCHASE PAYMENTS

    The Owner may elect to allocate Purchase Payments to one or more Sub-Accounts. Purchase Payments will be processed by the Company on the day received at the Touchstone Variable Annuity Service Center, if received in good order no later than 3:00 p.m. Central Time on any Valuation Date. Payments received in good order later in the day, or on any day not a Valuation Date, will be processed on the next Valuation Date. Purchases by the Sub-

Accounts of shares of the corresponding VIT Portfolios or of interests in the corresponding SAT Portfolio will be made on the next Valuation Date following processing, at the value of the corresponding Portfolio on the date of processing. As the value of the investments in the Sub-Accounts increases or decreases, the Contract Value increases or decreases. See "Allocation of Purchase Payments."

WITHDRAWAL; SURRENDER

    Prior to the Income Date, the Owner may withdraw all or part of the Contract Value. A withdrawal of all of the Contract Value is a "SURRENDER." The minimum partial withdrawal is $250, and the Contract Value following any partial withdrawal must be at least $5,000. See "Surrenders and Partial Withdrawals." Certain withdrawals may be subject to an additional tax on premature distributions as well as to federal income tax. See "Federal Income Taxation."

INCOME OPTIONS

    The Contract offers four fixed annuity income options, unless otherwise limited by applicable state insurance laws. Income may be paid in installments, either for a fixed period of one to 30 years or in a fixed amount. Income also may be paid under one of two life income alternatives. Other payout plans may be selected with prior approval of the Company. If no income option is selected by the Owner, the Contract provides for a monthly annuity payment, beginning on the Income Date if the Annuitant is then living, payable for life with ten years certain. See "Selection of Annuity Income Options." If the Annuitant dies after the Income Date, the amount and manner of any continuing payments will depend upon the income option selected.

BENEFIT UPON DEATH

    If the Annuitant dies before the Income Date, the Company will pay a Death Benefit to the Beneficiary selected by the Owner. See "Death Benefit."

CHARGES

    The Company does not deduct a sales charge from Purchase Payments made for Contracts and does not impose a surrender charge on withdrawals or surrenders. On each Contract Anniversary (or upon surrender) the Company will deduct an annual Contract Maintenance Charge of $35 from the Contract Value. The Company also will deduct on a daily basis a Contract Administration Charge equal to an annual rate of 0.10% of the Contract Value. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contract. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses. See "Administrative Charges."

    The Company deducts on a daily basis a Mortality Risk Charge equal to an annual rate of 0.50% of the Contract Value for mortality risk assumed by the Company. The Company also deducts on a daily basis an Expense Risk Charge equal to an annual rate of 0.20% of the Contract Value as compensation for the Company's risk in agreeing not to increase administrative charges on the Contracts regardless of actual administrative costs. See "Mortality and Expense Risk Charge." The Company reserves the right to increase the Mortality Risk Charge to 0.60% and the Expense Risk Charge to 0.30%.

    Premium taxes payable to any governmental entity will be charged against the Contracts. See "Premium Taxes" and "Other Taxes."

    The Company may include as a component of the Net Investment Factor (see "Accumulation Unit Value") a charge or credit for any taxes reserved, which are determined by the Company to have resulted from the investment operations of any Sub-Account. See "Allocation of Purchase Payments" and "Other Taxes."

    The Portfolios of the VI Trust and of the SA Trust accrue management fees and other expenses daily and pay them monthly. See "Expenses of VIT Portfolios and SAT Portfolios; Expense Caps."

    THIS SUMMARY IS INTENDED TO PROVIDE ONLY AN OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CONTRACT. DETAILED INFORMATION IS PROVIDED IN SUBSEQUENT SECTIONS OF THIS PROSPECTUS AND IN THE CONTRACT. THE CONTRACT (INCLUDING ANY AMENDMENTS, RIDERS AND ENDORSEMENTS) TOGETHER WITH THE APPLICATION FORM CONSTITUTES THE ENTIRE AGREEMENT BETWEEN THE OWNER AND THE COMPANY AND SHOULD BE RETAINED BY THE OWNER.

                            PERFORMANCE INFORMATION

GENERAL

    The Variable Account may advertise certain performance information regarding the Sub-Accounts from time to time. Such performance information will be based upon historical performance and is not intended to predict future performance under an actual Contract.

    Average annual total return quotations represent the average compounded rate of return on a hypothetical initial investment of $1,000. Average annual total return reflects all historical investment results, less all charges and deductions applied against a Sub-Account (excluding any deductions for premium taxes). The rate for each Sub-Account is computed by comparing a hypothetical initial investment of $1,000 in the Sub-Account to the hypothetical Surrender Value of that investment at the end of specifically defined 1, 5 and 10 year periods or for the life of the Contract.

    Each Sub-Account also may advertise standardized yield performance, which is a method of showing the rate of income that a Sub-Account earns as a percentage of the value of the Sub-Account's Accumulation Units. Such yield is computed by dividing the average daily net investment income per Accumulation Unit of the Sub-Account earned during a specified 30-day base period, less any Contract Maintenance Charge for that period, by the Accumulation Unit Value on the last day of the same period, and then annualizing that result. The calculation takes into account the average daily number of Accumulation Units outstanding in the Sub-Account during the period and includes all applicable charges, expenses and fees (except any premium taxes due at annuitization).

    It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes in more detail the methods used to determine yield and total return.

RATINGS; INDEXES

    In reports or other communications to shareholders or in advertising material, a Sub-Account may also quote non-standardized total return figures, such as non-annualized figures (provided that these figures are accompanied by standardized total return figures calculated as described above), as well as compare its performance with that of other separate accounts as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of separate accounts. The performance information also may include evaluations of the separate accounts published by nationally recognized ranking services and by financial publications that are nationally recognized.

    Additional information regarding the calculation of performance information appears in the Statement of Additional Information.

                FACTS ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

THE COMPANY

    The Company is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. The Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888 ("WESTERN & SOUTHERN"). Both companies are in the business of issuing insurance and annuity contracts. The executive offices of both companies are located at 400 Broadway, Cincinnati, Ohio 45202 and their telephone number is
(513)629-1800.

THE VARIABLE ACCOUNT

    The Variable Account is a separate investment account of the Company established pursuant to Ohio law on June 1, 1994. It is used to support the Contracts described in this Prospectus and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 ACT").

    The Company owns the assets of the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from the Company's general account assets and any other separate account assets and are held exclusively for the benefit of Owners and Beneficiaries of the Contracts. These assets may not be charged with liabilities from any other business which the Company may conduct. The Company is obligated to pay all benefits provided under the Contracts.

    Each Sub-Account of the Variable Account is administered and accounted for as part of the general business of the Company; however, the income, capital gains or capital losses of each Sub-Account are credited to or charged against the assets held in that Sub-Account in accordance with the terms of each Contract without regard to the income, capital gains or capital losses of any other Sub-Account or arising out of any other business of the Company.

    Each Sub-Account invests either in a Portfolio of the VI Trust or in a Portfolio of the SA Trust. The VI Trust is a Massachusetts business trust and the SA Trust is a New York trust. Each Trust is registered as an open-end management investment company under the 1940 Act. The Portfolios are described generally below. Owners periodically may transfer funds between Sub-Accounts or change allocations among Sub-Accounts. See "Transfers."

THE VI TRUST AND THE SA TRUST

    The Variable Account consists of seven Sub-Accounts, each of which invests exclusively in one of the VIT Portfolios or in one of the SAT Portfolios. The investment objective of each Sub-Account is the same as the corresponding Portfolio, each of which is described briefly below. There is no assurance that any Contract or Portfolio will meet its investment objective.

                                 VIT PORTFOLIOS

    EMERGING GROWTH PORTFOLIO has a primary investment objective of capital appreciation with income as a secondary investment objective. The Portfolio attempts to achieve its investment objective through investment primarily in the common stock of smaller, rapidly growing companies.

    INTERNATIONAL EQUITY PORTFOLIO   has  an investment objective  of long  term
capital appreciation through investment primarily in equity securities of companies based outside the United States.

    BALANCED PORTFOLIO   has an investment  objective of growth  of capital  and
income through investment in common stocks and fixed-income securities.

    INCOME OPPORTUNITY PORTFOLIO has an investment objective of high current income through investment in high yield, non-investment grade debt securities (commonly known as "junk bonds") of both U.S. and non U.S. issuers and in mortgage related securities.

    STANDBY INCOME PORTFOLIO has an investment objective of high current income to the extent consistent with relative stability of principal which it attempts to achieve through investment in short term, investment grade debt securities.

                                 SAT PORTFOLIOS

    GROWTH & INCOME PORTFOLIO has an investment objective of long term capital appreciation and dividend income through investment primarily in common stocks of high quality companies.

    BOND PORTFOLIO has an investment objective of providing a high level of current income primarily through investment in investment grade bonds.

    Several of the Portfolios invest in non-investment grade (or "junk") bonds which entail greater risk of untimely interest and principal payments, default and price volatility than higher rated securities and may present problems of liquidity and valuation. The Income Opportunity Portfolio and the International Equity Portfolio of the VI Trust, which are described in more detail in the VI Trust Prospectus, may invest up to 100% and 35%, respectively, of their total assets in non-investment grade bonds. See "Income Opportunity Portfolio," "International Equity Portfolio," and "Medium and Lower Rated ("Junk Bonds") and Unrated Securities" in the VI Trust Prospectus. The Growth & Income Portfolio and Bond Portfolio of the SA Trust, which are described in Part II of this Prospectus, may invest up to 5% and 35%, respectively, of their total assets in non-investment grade bonds. See "Growth & Income Portfolio," "Bond Portfolio," and "Medium and Lower Rated ("Junk Bonds") and Unrated Securities." Such investments may not be appropriate for all investors.

    Both the VI Trust and the SA Trust have entered into investment advisory agreements with Touchstone Advisors, Inc. (the "ADVISOR"). The Advisor, in turn, has entered into investment advisory agreements with separate investment advisors selected for each Portfolio (the "PORTFOLIO ADVISORS"). It is the responsibility of the Advisor to select the Portfolio Advisors, subject to the review and approval of the trustees of the VI Trust or the SA Trust, as the case may be, and to review the ongoing investment strategy of each Portfolio Advisor and the performance of the Portfolios. Each of the Trusts has entered into an agreement with Signature Financial Services, Inc. ("SIGNATURE" or the "ADMINISTRATOR") pursuant to which Signature provides administrative and fund accounting services for such Trusts. The Advisor employs, at its expense, the services of RogersCasey Consulting, Inc. ("ROGERSCASEY"), a research firm specializing in appraisal and comparison of investment managers, as a consultant to assist in evaluating portfolio advisors. See "Consultant to the Advisor."

    MORE COMPLETE INFORMATION ABOUT THE FIVE PORTFOLIOS OF THE VI TRUST, INCLUDING THE ASSOCIATED RISKS, IS SET FORTH IN THE VI TRUST PROSPECTUS. SIMILAR INFORMATION WITH RESPECT TO THE GROWTH & INCOME AND THE BOND

PORTFOLIOS OF THE SA TRUST IS CONTAINED IN PART II OF THIS PROSPECTUS. PROSPECTIVE PURCHASERS OF CONTRACTS SHOULD READ THE VI TRUST PROSPECTUS AND PART II OF THIS PROSPECTUS IN CONJUNCTION WITH THE INFORMATION REGARDING THE VARIABLE ACCOUNT CONTAINED HEREIN.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF INVESTMENTS

    The Company may from time to time make additional Sub-Accounts available. These Sub-Accounts will invest in investment portfolios that the Company deems suitable for the Contracts. The Company also has the right, upon approval of affected Contract Owners or approval of the SEC, to substitute a new investment portfolio or similar investment option for the Portfolio in which a Sub-Account invests. A substitution may become necessary if, in the Company's judgment, the Portfolio or other investment option no longer suits the purposes of the Contracts. This may happen due to unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, because the Portfolio is no longer available for investment, or for some other reason. The Company would obtain prior approval from the SEC to the extent required and any other required approvals before making such a substitution. The Company also reserves the right to eliminate Sub-Accounts from the Variable Account or to combine two or more Sub-Accounts, and the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under the 1940 Act in the event such registration no longer is required.

                                  THE CONTRACT

PURCHASE OF A CONTRACT

    The Company offers Contracts only in states in which it has received the necessary regulatory approvals to do so. Contracts may be Qualified or Non-Qualified. Qualified Contracts are accorded special federal income tax treatment under the Code. Generally, Qualified Contracts may be purchased only in connection with plans which qualify under Sections 401, 403(b) or 408 under the Code. Qualified Contracts contain provisions restricting the timing and amount of payments to and distributions from such Contracts. See "Federal Income Taxation."

    The purchase of either a Qualified or a Non-Qualified Contract requires a minimum initial Purchase Payment of $5,000. Subsequent Purchase Payments under both types of Contracts must be at least $1,000 and may be made at any time. The maximum cumulative total of all Purchase Payments under any Contract may not exceed $500,000 without prior approval by the Company.

    To purchase a Contract, the purchaser must submit the initial Purchase Payment and the completed Application Form in good order to the Company at the Touchstone Variable Annuity Service Center. The proposed Annuitant must be no older than 85 years old. The Contract becomes effective on the Contract Date, which is stated on page 3 of the Contract, and generally is the Valuation Date on which the initial Purchase Payment and the Application Form are received in good order at the Touchstone Variable Annuity Service Center. Any such receipt must be made by 3:00 p.m. Central Time on a Valuation Date; if later, the effective date of the Contract will be the following Valuation Date. Purchase Payments will be allocated among the Sub-Accounts according to the instructions of the Owner. See "Allocation of Purchase Payments." If an incomplete Application Form is received, the Company will request additional information to complete the application. If the Application Form remains incomplete for five business days after its receipt, the Company will return the initial Purchase Payment unless the purchaser consents to a delay.

FREE LOOK PRIVILEGE

    A Contract may be returned for a refund within 10 days after the Owner receives it (the "FREE LOOK PERIOD"). If the Owner chooses not to retain the Contract, it must be returned to the Company at the Touchstone Variable Annuity Service Center within the free look period. In such circumstances, the Company will cancel the Contract and refund promptly an amount that in most cases will be equal to the Owner's Contract Value, plus any amount deducted from the initial Purchase Payment prior to allocation to the Sub-Accounts. The laws of certain states require the Company to return other amounts to Owners pursuant to the free look privilege; in such states, such amounts will be returned. Similarly, the laws of certain states require a free look period longer than 10 days; Owners living in such states will have a free look period conforming to applicable state law.

ALLOCATION OF PURCHASE PAYMENTS

    Allocation of the initial Purchase Payment to the Sub-Accounts will be made according to the instructions given by the Owner on the Application Form. Each allocation must be in whole percentages of at least 5%, and the sum of the allocation percentages must equal 100%. Absent written instructions from the Owner, subsequent Purchase Payments will be allocated in the same manner as the most recent written allocation, or the initial allocation, if unchanged. Contract Owners should periodically review their allocations under the Contract in light of market conditions and their own financial objectives.

    For all Purchase Payments allocated to Sub-Accounts (other than the initial such payment, which is allocated as of the Contract Date), Accumulation Units will be credited at the Accumulation Unit Value calculated as of the close of business on the Valuation Date such Purchase Payment is received in good order by the Company at the Touchstone Variable Annuity Service Center if received before 3:00 p.m. Central Time on such Valuation Date. For payments received after such time, Accumulation Units will be credited at the Accumulation Unit Value calculated as of the next following Valuation Date. The number of Accumulation Units for each Sub-Account of the Variable Account is determined by dividing the amount of the Purchase Payment allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account as of the close of business on the Valuation Date on which the Company is deemed to have received the Purchase Payment. The Accumulation Unit Value for each Sub-Account was set arbitrarily at $10 when the first Portfolio interest was purchased by the Sub-Account. Thereafter, Accumulation Unit Value fluctuates from day to day depending upon the investment performance of the Portfolio in which the Sub-Account is invested.

ACCUMULATION UNIT VALUE

    The  following  material   describes  the  procedures   used  to   calculate
Accumulation Unit Value for, respectively, the five Sub-Accounts (Emerging Growth, International Equity, Balanced, Income Opportunity and Standby Income) that invest in Portfolios of the VI Trust and the two Sub-Accounts (Growth & Income and Bond) that invest in Portfolios of the SA Trust. The procedures do not produce different results. Rather, they reflect different accounting treatment at the Portfolio level, with interests in the VI Trust being calculated on a per share basis and interests in the SA Trust being calculated on a percentage basis.

    ACCUMULATION UNIT VALUE -- VIT SUB-ACCOUNTS

    The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account that invests in an VIT Portfolio (a "VIT SUB-ACCOUNT") by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "VIT NET INVESTMENT FACTOR" (as described below). Depending upon investment performance of the Portfolio in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease. Accordingly, the VIT Net Investment Factor may be greater or less than one.

    The VIT Net Investment Factor for each VIT Sub-Account, for any Valuation Period, is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is:

        (1) the net asset value per share of the corresponding VIT Portfolio at the end of the current Valuation Period, plus

        (2) the per share amount of any dividend or capital gain distribution made by the VIT Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

        (3) a per share charge or credit for any taxes reserved, which are determined by the Company to have resulted from the investment operations of the Sub-Account during the current Valuation Period; and

    (b) is:

        (1) the net asset value per share of the corresponding VIT Portfolio determined at the end of the immediately preceding Valuation Period, plus or minus

        (2) a per share charge or credit for any taxes reserved for the immediately preceding Valuation Period; and

    (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge (0.70%)* and the annual Contract Administration Charge (0.10%).

        * The Company reserves the right to increase the Mortality and Expense Risk Charge to 0.90%.

    ACCUMULATION UNIT VALUE -- GROWTH & INCOME AND BOND SUB-ACCOUNTS

    The value of an Accumulation Unit at the close of any Valuation Period is determined for the Growth & Income and Bond Sub-Accounts by multiplying the Accumulation Unit Value at the close of the immediately preceding Valuation Period by the "SAT NET INVESTMENT FACTOR" (described below). Depending upon investment performance of the SAT Portfolio in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease. Accordingly, the SAT Net Investment Factor may be greater or less than one.

    The SAT Net Investment Factor for each of the Growth & Income and Bond Sub-Accounts for any Valuation Period is equal to one plus the net result of (a) divided by (b) where:

    (a) is the accrued gain or loss in the Sub-Account for the Valuation Period, including investment income, capital gains and losses, adjusted by:

        (1) charging the Sub-Account a dollar amount representing the portion of the annual Mortality and Expense Risk Charge (0.70%)* and the annual Contract Administration Charge (0.10%) that is allocable to the Sub-Account for the Valuation Period, and

        (2) charging or crediting the Sub-Account for any tax charge or tax credit determined by the Company to have resulted from the investment operations of the Sub-Account during the Valuation Period; and

    (b) is the value of the Sub-Account as of the close of the immediately preceding Valuation Period.

        * The Company reserves the right to increase the Mortality and Expense Risk Charge to 0.90%.

DOLLAR COST AVERAGING

    A Contract Owner may direct the Company automatically to transfer specified dollar amounts from the Standby Income Sub-Account to other Sub-Accounts on a monthly or quarterly basis. This automatic transfer is known as Dollar Cost Averaging. Dollar Cost Averaging may be selected by a Contract Owner for periods of between 12 and 36 months. The minimum Dollar Cost Averaging transfer is $1,000, with a minimum allocation per Sub-Account of 5% of the total amount transferred. Dollar Cost Averaging is available only if the Contract Value is at least $10,000. All Dollar Cost Averaging transfers for all Contracts will be made effective on the monthly or quarterly anniversary of the Contract Date, at the election of the Owner. Contract Owners may elect to participate in Dollar Cost Averaging by notifying the Company in writing. Forms for this purpose are available from the Touchstone Variable Annuity Service Center. Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the portion of the Contract Value in the Standby Income Sub-Account is insufficient to complete the next scheduled transfer; (3) the Contract Owner requests termination in writing; or (4) the Contract is terminated. There is no charge at this time for Dollar Cost Averaging, but the Company reserves the right to charge a fee for this service. The Company also reserves the right to terminate Dollar Cost Averaging, on a prospective basis, upon 30 days' written notice to Contract Owners.

TRANSFERS

    Subject to the conditions described below, an Owner may transfer all or part of the Contract Value among the Sub-Accounts. The minimum transfer amount is $250. Transfers among Sub-Accounts other than by Dollar Cost Averaging may be made once every 30 days, and not less than 5% of the total amount transferred can be directed to any other Sub-Account. The Company currently imposes no charges for any such transfer, but reserves the right to modify availability of and conditions for transfers at any time, including the right to charge transfer fees.

    The Company will effect transfers pursuant to proper written or telephone instructions received at the Touchstone Variable Annuity Service Center which clearly specify the requested changes. Requests received in good order by the Company at the Touchstone Variable Annuity Service Center by 3:00 p.m. Central Time on any Valuation Date will be effected that day; requests received after that time will be effected on the next Valuation Date.

    The Company will not honor telephone transfer instructions unless proper authorization has been provided either (i) in the completed Application Form, or
(ii) in a properly completed telephone transfer authorization form. If the proper authorization is on file at the Touchstone Variable Annuity Service Center, requests for transfers may be made by calling 1-800-669-2796 between 8:00 a.m. and 3:00 p.m. Central Time on any Valuation Date. Such telephone transfer request must include a precise identification of the Owner's Contract and Social Security number. A personal identification number ("PIN") also may be required. The Company will accept telephone requests for transfers from any person presenting the required information and claiming to be the Owner. All or part of any telephone conversation relating to transfer instructions may be recorded by the Company without prior disclosure.

    Telephone transfer instructions apply only to previously invested Purchase Payments and may not be employed to change the investment allocation of future Purchase Payments under the Contract. Allocation of future Purchase Payments can be changed only by proper written request. See "Allocation of Purchase Payments."

    The Company will not be liable for following instructions received by telephone that it reasonably believes to be genuine. The Company has established certain procedures, some of which are described above, to confirm that telephone instructions are genuine. If it does not follow reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

    The Company reserves the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

SURRENDERS AND PARTIAL WITHDRAWALS

    While the Contract is in force and prior to the Income Date or the death of the Annuitant, the Company will, upon proper written notification by the Owner, allow the Owner to surrender all, or withdraw part, of the Contract Value. A withdrawal may not be less than $250, and it may not reduce the Contract Value to less than $5,000.

    Any amount withdrawn will result in the liquidation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account in which the Owner is invested bears to the total Contract Value. The Owner must specify in writing in advance which Accumulation Units are to be liquidated if some other ratio is desired.

    All surrenders and partial withdrawals will be paid within seven days of receipt of written notification, subject to postponement of either calculation or payment, or both, for any of the following reasons:

    (1) The New York Stock Exchange is closed other than for customary weekend and holiday closings;

    (2) Trading on the New York Stock Exchange is restricted;

    (3) An emergency exists as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the net assets of the Variable Account;

    (4) The SEC, by order, permits postponement of payments for the protection of security holders; or

    (5) The request for surrender or withdrawal is not made in writing.

    Applicable regulations of the SEC shall determine whether the conditions prescribed in (2) and (3) exist.

    Since the Owner assumes the investment risk with respect to amounts held in the Sub-Accounts, the total amount paid upon surrenders and partial withdrawals under the Contracts may be more or less than the Purchase Payments made.

    Certain tax penalties and restrictions may apply to surrenders and partial withdrawals. For example, the Internal Revenue Service imposes a penalty tax equal to 10% of the amount treated as taxable income on most surrenders and partial withdrawals made from Contracts prior to the Contract Owner or the Annuitant (as applicable) reaching age 59 1/2. See "Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "-- Qualified Contracts."

SELECTION OF ANNUITY INCOME OPTIONS

    INCOME DATE SELECTION

    For a Non-Qualified Contract, the Income Date is the later of the Contract Anniversary on or following the Annuitant's 80th birthday and the 10th Contract Anniversary, unless otherwise indicated on Page 3 of the Contract. The Income Date can be changed to any date by written request to the Company, if such written request is received at least 31 days prior to the scheduled Income Date.

    The Income Date for a Qualified Contract with issue age less than 70 is the Contract Anniversary on or before April 1 of the year following the year in which the Annuitant reaches age 70 1/2, unless otherwise indicated by the Owner. The Income Date for any Qualified Contract with issue age greater than age 69 is the 10th Contract Anniversary, unless otherwise indicated by the Owner. Special rules apply to the selection of Income Dates for Qualified Contracts. See "Tax Treatment of Withdrawals -- Qualified Contracts."

    ANNUITY PAYOUT PLANS

    The Owner may apply the Surrender Value less any applicable premium tax under any one of the annuity payout plans specified in the Contract and described below. A change of annuity payout plan is permitted prior to the Income Date upon 31 days' prior written notice to the Company. In the absence of an election, annuity payments will be made in accordance with Life Income Plan A, described below, with monthly payments guaranteed for ten years. Annuity payments will be made monthly (or, if requested, quarterly, semiannually or annually) except that: (i) proceeds of less than $1,000 shall be paid in a single sum and (ii) the Company may change the frequency of payment to avoid periodic payments of less than $50.

    The annuity payout plans currently available under the Contract are as follows, unless limited in some jurisdictions by applicable state insurance laws:

    Installment Income Plans

        A. Fixed period -- Paid in equal monthly payments for the number of years selected, but not more than 30 years.

        B. Fixed Amount -- Paid in equal monthly installments of $5 or more for each $1,000 applied until the full amount, with compound interest at not less than 3% a year, is used up.

    Life Income Plans

        A. One Life -- Paid in equal monthly payments during the lifetime of the Annuitant. The Company guarantees payments for either 10 years or 20 years, and for as long as the Annuitant lives. The amount of the monthly payment is based on the Annuitant's sex and age on the date of the first payment and on the number of years for which payments are guaranteed. Payments may not be commuted.

        B. Joint and Survivor -- Paid in equal monthly payments during the lifetimes of the Annuitant and another designated person. Payments will continue as long as either person is living. The amount of each payment is based on both persons' sex and age on the date of the first payment. If either one dies before the due date of the first payment, the Company will make payments during the survivor's lifetime under Life Income Plan A, with payments guaranteed for 10 years. Payments may not be commuted.

    Under a Qualified Contract, the Owner must make an affirmative election before the Company makes any annuity payments.

    DEATH BENEFIT

    If the Annuitant dies before the Income Date, the Company will pay a death benefit to the Beneficiary designated by the Owner (the "DEATH BENEFIT"). The Death Benefit will be calculated as of the Valuation Date on which satisfactory proof of death and Death Benefit payout instructions are received in good order by the Company (the "BENEFIT DETERMINATION DATE"). If the Annuitant dies prior to the first day of the calendar month after the Annuitant's 80th birthday, the Death Benefit will equal the greater of (1) the Contract Value on the Benefit Determination Date and (2) the sum of all Purchase Payments less any amounts withdrawn.

    If the Annuitant dies on or after the first day of the calendar month after the Annuitant's 80th birthday (but before the Income Date), the Death Benefit will equal the Contract Value on the Benefit Determination Date. If the Company does not receive Death Benefit payout instructions within 60 days of receipt of satisfactory proof of death, it reserves the right to make payment of the Death Benefit in a lump sum.

    If the Annuitant dies after the Income Date, the benefits, if any, remaining to be paid will depend upon the annuity payout plan in effect. See "Annuity Payout Plans."

                                    CHARGES

    All charges under the Contract are described below.

PREMIUM TAXES

    Certain states or other governmental entities impose premium taxes, with rates that range up to as much as 3.5% of the Purchase Payment. Some states assess the tax at the time Purchase Payments are made, and others assess at the time annuity payments begin. The Company will pay the premium tax at the time imposed by applicable law. The Company reserves the right to deduct for the tax, however, at the time the tax is paid, at the time the Contract is surrendered or amounts are withdrawn, when the Death Benefit is paid or when the annuity payments begin. If the tax is paid when the Purchase Payment is made and the deduction is made at a later time, the amount of the deduction will be determined by applying the rate of tax to the then current value attributable to such Purchase Payment. In such event, the amount of the deduction may be greater or less than the actual tax paid.

OTHER TAXES

    The Company reserves the right to deduct the amount of certain taxes (other than premium taxes) that it may have to pay. See "Federal Income Tax Information."

ADMINISTRATIVE CHARGES

    The Company incurs costs in establishing and maintaining the Contracts, and in maintaining records and systems and issuing reports to Owners. The administrative charges discussed below have been established at the levels indicated to reimburse the Company for its expected actual costs of administering the Contracts over time.

    CONTRACT MAINTENANCE CHARGE

    On each Contract Anniversary before the Income Date, an annual maintenance charge of $35 is deducted from the Contract Value to cover such costs. The maintenance charge is also deducted on any date not a Contract

Anniversary on which the Owner fully surrenders the Contract, or on the Income Date. This charge will be deducted by liquidating on a pro-rata basis Accumulation Units from all Sub-Accounts to which Contract Value is allocated.

    CONTRACT ADMINISTRATION CHARGE

    On each Valuation Date, the Company deducts from the Accumulation Unit Value a charge equal to a percentage of such value that is the daily equivalent of an effective annual rate of 0.10%.

MORTALITY AND EXPENSE RISK CHARGE

    As compensation for its assumption of mortality and expense risks, the Company deducts from the Accumulation Unit Value a charge equal to a percentage of such value that is the daily equivalent of an effective annual rate of 0.70%. The Company reserves the right, however, to increase the mortality and expense risk charge to 0.90% but only after notice to all Owners then invested in the Sub-Accounts. The Company bears a "MORTALITY RISK" because the Company is taking the risk that its actuarial estimate of mortality rates may prove inaccurate. This would result if the Annuitant lives longer than expected, or if the Annuitant dies prior to the Income Date at a time when the Death Benefit guaranteed by the Company is higher than the Contract Value. The Company bears an "EXPENSE RISK" because the costs of issuing and administering Contracts may be greater than expected when setting the administrative charges. Of the 0.70% total charge, 0.50% is for assuming the mortality risk and 0.20% is for assuming the expense risk. The Company may realize a gain from the charge for these risks to the extent that the charge is not needed to provide for benefits and expenses under the Contracts.

EXPENSES OF VIT PORTFOLIOS AND SAT PORTFOLIOS; EXPENSE CAPS

    Each VIT Portfolio and each SAT Portfolio incurs various operating expenses. For the VIT Portfolios these expenses are more fully described in the prospectus for the VIT Portfolios. For the Growth & Income and Bond Portfolios, they are described in Part II of this Prospectus. All such expenses are borne indirectly by Owners in that they reduce the net asset value of the Portfolios.

    Under Sponsor Agreements with the VI Trust and the SA Trust, the Sponsor has agreed to reimburse each Portfolio for the amounts by which total operating expenses, on an annual basis, exceed the following percentages of the average daily net assets of the various Portfolios:

VI TRUST
---------------------------------------------------------------------------------------
Emerging Growth Portfolio..............................................................       1.15%
International Equity Portfolio.........................................................       1.25%
Balanced Portfolio.....................................................................       0.90%
Income Opportunity Portfolio...........................................................       0.85%
Standby Income Portfolio...............................................................       0.50%


SA TRUST
---------------------------------------------------------------------------------------
Growth & Income Portfolio..............................................................       0.85%
Bond Portfolio.........................................................................       0.75%

    Operating expenses, for purposes of expense reimbursement, include fees of the Advisor, fees of the Administrator, amortization of organizational expenses, legal and accounting fees and Sponsor fees, but do not include interest, taxes, brokerage commissions and other portfolio transaction expenses, capital
expenditures   and  extraordinary  expenses.  The   Sponsor  Agreements  may  be
terminated by the Sponsor as of the end of any calendar quarter after December 31, 1995 upon not less than 30 days prior written notice. The Sponsor's agreement to reimburse a Portfolio also terminates as to a Portfolio if the Sponsor ceases to be the investment advisor to that Portfolio. See "Sponsor."

                               OTHER INFORMATION

DISTRIBUTION OF THE CONTRACTS

    Contracts are distributed through Touchstone Securities, Inc. (the "DISTRIBUTOR"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"), a wholly-owned subsidiary of the Company. The principal business address of the Distributor is 318 Broadway, Cincinnati, Ohio 45202. In connection with the sale of Contracts, the Distributor receives a trail commission equal on an annual basis to 0.30% of Contract Value and a marketing expense allowance equal to 0.30% of each Purchase Payment. These charges are paid by the Company and are not passed on to the Owner of the Contract except to the extent absorbed by any Mortality and Expense Risk Charges. See "Mortality and Expense Risk Charge."

REPORTS TO CONTRACT OWNERS

    Prior to the Income Date, a confirmation of each Purchase Payment and certain other transactions, such as transfers and partial withdrawals, will be sent to the Owner.

    At least once in each Contract Year prior to the Income Date, each Owner will be sent a report that includes a statement of the Contract Value, as of a date not more than four months prior to the mailing date of such report. Each Owner also will receive semiannual reports containing financial statements for the Variable Account. At least one such report in each year will be accompanied by a list of portfolio securities of each of the Portfolios underlying the Sub-Accounts and any other information required by applicable law or regulation.

ADJUSTMENT OF UNITS AND VALUES

    The Company reserves the right to change the number and value of the Accumulation Units credited to any Contract, without the consent of the Owner or any other person, provided strict equity is preserved and the change does not otherwise affect the benefits, provisions or investment return of the Contract.

VOTING RIGHTS

    Prior to the Income Date the Company will vote shares of each VIT Portfolio and the interest in each SAT Portfolio owned by the Variable Account according to instructions received from Owners. However, if the 1940 Act or any related regulations or interpretations should change and the Company decides it may be permitted to vote shares (or interests) of the Portfolios in its own right, it may do so.

    Persons entitled to give voting instructions will be determined as of the record date for meetings of shareholders of any or all of the Portfolios. Prior to the Income Date, the Owner has the right to direct the vote by the Company at such meetings of that portion of the share of any VIT Portfolio (or interest in any SAT Portfolio) held in the Sub-Account that are attributable to the Owner's Contract.

    The Company calculates that portion of the shares (interest, in the case of the SA Trust) in the Portfolio that the Owner may direct the Company to vote by applying the Owner's percentage interest, if any, in a particular Sub-Account to the total number of shares (interest, in the case of the SA Trust) attributable to such Sub-Account as of the record date. Fractional votes will be counted. The Company reserves the right to modify the manner in which it calculates the weight given to voting instructions where such change is necessary to comply with then-current federal regulations or interpretations of those regulations.

    The Company will determine 90 days or less before the applicable meeting the number of shares in each VIT Portfolio (or, in the case of the SA Trust, the portion of the interest in each SAT Portfolio) that each Contract Owner can instruct the Company to vote. At least 14 days before such meeting, the Company will mail such person materials enabling him or her to instruct the Company how to vote.

    If voting instructions are not received from an Owner, the Company will vote the shares of the VI Trust (or interest in the SAT Portfolio) attributable to such Owner in the same proportion as the voting instructions which are received from other Contract Owners. The Company also will vote shares or interest it holds in the Sub-Accounts that are not attributable to Contract Owners in the same manner. Under certain circumstances, the Company may be required by state regulatory authorities to disregard voting instructions. This could happen if such instructions would change the sub-classification or investment objectives of the Portfolios, or result in approval or disapproval of an investment advisory contract.

    Under federal regulations, the Company also may disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if the Company disapproves of the proposed changes. The Company would disapprove of a proposed change only if it were contrary to state law, prohibited by state regulatory authorities or if the Company concluded that the change would result in overspeculative or unsound investment practices. If the Company disregards voting instructions, it will include a summary of its actions in the next report to Contract Owners.

SUBSTITUTED SECURITIES

    Shares of the VIT Portfolios or interests in the SAT Portfolios may not always be available for purchase by the Sub-Accounts of the Variable Account, or the Company may decide that further investment in any such shares or interest or in any such Portfolios is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of or an interest in another open-end investment company or unit investment trust may be substituted both for the Portfolio shares or interest already purchased by the corresponding Sub-Accounts and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission. In the event of any substitution pursuant to this provision, the Company may make an appropriate endorsement to the Contract to reflect the substitution.

                           OTHER CONTRACT PROVISIONS

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant is misstated to the Company, the Company will change any benefits under the Contract to those which the proceeds would have purchased had the correct age and sex been stated. If the misstatement is not discovered until after annuity payments have started, any overpayments will be charged, with compound interest, against subsequent payments. Any amount the Company owes as the result of underpayments will be paid, with compound interest, in a lump sum.

ASSIGNMENT

    An Owner may assign a Non-Qualified Contract in writing, but may not assign a Qualified Contract except as may be allowed under applicable law. The Company will not be bound by any assignment until written notice of the assignment is received and recorded at the Variable Annuity Service Center. The rights of the Owner and any Beneficiary will be affected by an assignment, and the Company disclaims any responsibility for the validity or tax consequences of any assignment.

LOANS

    Loans are permitted only under Qualified Contracts purchased in connection with a plan established under Section 403(b) of the Code. Loans are not permitted under any other type of Contract.

NO DIVIDENDS

    The Contracts are "non-participating." That means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

                         FEDERAL INCOME TAX INFORMATION

    THE FOLLOWING DISCUSSION IS NOT INTENDED AND SHOULD NOT BE RELIED UPON AS TAX ADVICE, BUT MERELY AS A SYNOPSIS OF CERTAIN FEDERAL INCOME TAX LAWS. ALTHOUGH THE FOLLOWING DISCUSSION IS BASED UPON THE COMPANY'S UNDERSTANDING OF FEDERAL INCOME TAX LAWS AS CURRENTLY INTERPRETED, THERE IS NO GUARANTEE THAT THOSE LAWS AND INTERPRETATIONS WILL NOT CHANGE. THE DISCUSSION DOES NOT TAKE INTO ACCOUNT STATE OR LOCAL TAX LAWS WHICH MAY AFFECT THE PURCHASE OF A CONTRACT OR THE BENEFITS PAID OUT UNDER A CONTRACT, AND DOES NOT CONSIDER FEDERAL ESTATE AND GIFT TAXES AND STATE AND LOCAL ESTATE, INHERITANCE AND OTHER SIMILAR TAXES WHICH WILL DEPEND UPON THE INDIVIDUAL SITUATION OF EACH OWNER OR BENEFICIARY.

    PROSPECTIVE OWNERS SHOULD CONSULT THEIR OWN TAX ADVISORS PRIOR TO PURCHASING A CONTRACT.

QUALIFICATION AS AN "ANNUITY CONTRACT"

    The following discussion is based upon the Company's assumption that the Contract will be treated as an "annuity contract" under the Code. The Company does not guarantee the tax status of any Contract. A purchaser bears the complete risk that the Contract may not be treated as an "annuity contract" under federal income tax laws. Disqualification of the Contract as an annuity contract generally would result in imposition of federal income tax to the Owner with respect to yearly earnings allocable to the Contract prior to the receipt of payments under the Contract.

    DIVERSIFICATION

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("TREASURY DEPARTMENT"), adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

    In March 1989, the Treasury Department issued regulations (Treas. Reg. Section1.817-5), which established diversification requirements for the investment portfolios such as the Portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

    The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States Government agency or instrumentality shall be treated as a separate issuer."

    The Variable Account, through each of the VIT Portfolios and each of the SAT Portfolios, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Portfolios so as to comply with such requirements.

    EXCESSIVE CONTROL

    The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (I.E., by being able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

    The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an Owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an Owner from being considered the owner of any assets of the Variable Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

    REQUIRED DISTRIBUTIONS

    Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the Owner. In general, if the Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an Owner prior to commencement of annuity payments, the amounts accumulated under a Contract must be distributed within five years, or, if distributions to a designated beneficiary within the meaning of Section 72 of the Code (a "DESIGNATED BENEFICIARY") begin within one year of the Owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary. The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract and may continue the Contract as if the surviving spouse was the original Owner. If distributions have begun prior to the death of the Owner, such distributions must continue at least as rapidly as under the method in effect at the date of the Owner's death (unless the method in effect provides that payments cease at the death of the Owner).

    For Qualified Contracts issued in connection with tax-qualified plans and individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint and last survivor life expectancy of the employee and a designated beneficiary. A special rule for Contracts issued and qualified under Code Section 403(b)(but not other Qualified Plans) may permit persons employed by certain governmental or church employers to defer distributions until April 1 of the calendar year after the calendar year in which they retire or reach age 70 1/2, whichever is later. A penalty tax of 50% is imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

    If the Contract is a Qualified Contract issued in connection with an individual retirement annuity, the Company will send a notice to the Owner when the Owner reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the Owner of the date that such distributions must begin from the Qualified Contract or other individual retirement annuities of the Owner. The Owner has sole responsibility for requesting distributions under the Qualified Contract or other individual retirement annuities that will satisfy the minimum distribution rules.

    MULTIPLE CONTRACTS

    The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including accelerated taxation of the gain deemed distributed from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

FEDERAL INCOME TAXATION

    GENERAL

    The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

    Section 72 of the Code governs taxation of annuities in general. Except as described below for Owners who are not natural persons, an Owner is not taxed on increases in the value of a Contract. Instead, an Owner is taxed only when distribution occurs, either in the form of a lump sum payment or as annuity payments under the payout plan selected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the sum of the Purchase Payments, while for a Qualified Contract there may be no cost basis in the Contract within the meaning of Section 72 of the Code. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

    For annuity payments under the Contracts, a fixed portion of each payment is excludable from gross income as a tax-free recovery of the Owner's Purchase Payments (if any), and the balance is taxed at ordinary income tax rates. The excludable portion can be determined by dividing (i) the Owner's Purchase Payments (adjusted for any period-certain or refund guarantee), less any withdrawals from those Purchase Payments, by (ii) the number of years over which it is anticipated that the annuity will be paid. If annuity payments continue beyond the anticipated number of years, such payments will be fully taxable.

    Owners who are not natural persons generally must include in income any increase in the excess of the Contract's Value over the "investment in the contract" during the taxable year. As a result, Contracts used in connection with unfunded deferred compensation plans of private employers (sometimes called "top hat" plans) generally are currently subject to income tax on such increase in value. There are some exceptions to this rule, including an exception for Contracts owned by certain tax-qualified plans. A prospective Owner that is not a natural person may wish to discuss availability of these exceptions with its own tax advisor.

    Annuity payments or other amounts received under all Contracts are subject to income tax withholding under the Code unless the recipient elects not to have taxes withheld. However, annuity payments to former employees under deferred compensation plans pursuant to Section 457 of the Code are subject to tax withholding as if such payments are wages. Amounts so withheld will vary among recipients depending upon the tax status of the recipient and the type of payment.

    Owners, Annuitants and Beneficiaries under the Contracts should seek financial advice about the tax consequences of any withdrawals or other distributions.

    TAX TREATMENT OF ASSIGNMENTS

    An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult their tax advisors should they wish to assign their Contracts.

    TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

    Section 72 of the Code governs treatment of all payments (including withdrawals of Contract Value) from annuity contracts. Applied to a Contract, it provides that if the Contract Value exceeds the aggregate Purchase Payments made, any payment that is not received as an annuity payment will be treated as coming first from earnings and then, only after the earnings portion is exhausted, as coming from the principal. If the Contract contains investments in the Contract made prior to August 14, 1982, special taxation rules apply to such withdrawals and related earnings. These special rules provide that any amount withdrawn that is not received as an annuity payment will be treated as coming first from principal and then, only after the principal portion is exhausted, as coming from earnings. Withdrawn earnings are includable in gross income.

    Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of amounts received other than: (a) on or after the date the taxpayer reaches age 59 1/2; (b) on or after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the joint annuitant; (e) under an immediate annuity; or (f) amounts attributable to investment in the Contract prior to August 14, 1982.

    The above paragraph does not apply to Qualified Contracts. However, separate withdrawal restrictions and tax penalties and restrictions may apply to such Qualified Contracts. See "Tax Treatment of Withdrawals -- Qualified Contracts."

    QUALIFIED CONTRACTS AND QUALIFIED PLANS

    The Qualified Contracts offered by this Prospectus are designed to be suitable for use under various types of plans which qualify for favorable federal income tax treatment under Sections 401, 403(b) or 408 of the Code ("QUALIFIED PLANS"). Because of the minimum purchase payment requirements, such Contracts may not be appropriate for some retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan.

    Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan usually are subject to the terms and conditions of such plan regardless of the terms and conditions of Qualified Contracts issued pursuant to such plan. Although the Company provides administration for Qualified Contracts, it does not provide administrative support for Qualified Plans. Qualified Contracts may include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Qualified Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. See "Tax Treatment of Withdrawals -- Qualified Contracts."

    On July 8, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Accordingly, Contracts sold by the Company in connection with Qualified Plans (excluding individual retirement annuities) will utilize annuity tables which do not differentiate on the basis of sex.

    The following are general descriptions of the types of Qualified Plans with which the Qualified Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain tax advice prior to purchasing a Contract issued under a Qualified Plan.

        SECTION 401 QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Section 401 of the Code permits self-employed individuals to establish various types of Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Section 401 of the Code also permits corporate employers to establish various types of Qualified Plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Permissible contributions to such plans for the benefit of such persons will not be includable in the gross income of such persons until distributed from the plans.

    The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all such plans including on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See "Tax Treatment of Withdrawals -- Qualified Contracts."

        SECTION 403(B) PLANS

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of employees until the employees receive distributions from the Contracts. The amount of contributions to a tax-sheltered annuity is limited to certain maximums imposed by the Code. Contributions also must comply with nondiscrimination rules, which may further limit contributions for highly compensated employees. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. See "Tax Treatment of Withdrawals -- Qualified Contracts."

    Section 403(b) Plans are qualified employer plans covered under Section 72(p) of the Code. Under the Contract, an Owner may, subject to certain requirements, receive loans from a Contract that is issued as a 403(b) tax sheltered annuity beginning 30 days after date of issue.

    The Contract provides for loans conforming to the specific terms set forth in the Contract and Code Section 72(p). In general, the maximum amount and other terms and conditions of loans from a Contract are determined as though the Contract was a qualified plan covered under Title I of ERISA. Among other things, the Contract specifically requires that each such loan must be a minimum of $1,000 and that the maximum term for repayment of loans (other than residential purchase loans) is 5 years, at an interest rate comparable to that charged by commercial lenders for similar loans. Residential purchase loans may be repaid over a 15-year period.

    A Contract cannot be surrendered or annuitized while a Contract loan is outstanding, unless the Contract Value can be reduced by the outstanding loan balance plus interest and such reduction satisfies Section 403(b)(11) of the Code, which places limitations on premature distributions of contributions that are salary reduction amounts and earnings thereon.

        INDIVIDUAL RETIREMENT ANNUITIES

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. Tax-deductible contributions to individual retirement annuities under Section 408(b) of the Code are limited to the lesser of $2,000 or 100% of compensation for individuals who (i) are not (and whose spouses are not) active participants in another tax-qualified retirement plan, (ii) are active participants in another such plan but are unmarried and have adjusted gross incomes of $25,000 or less or (iii) are active participants (or have spouses who are active participants) in another tax-qualified retirement plan but are married and have adjusted gross incomes of $40,000 or less.

    Such individuals also may establish an IRA for a spouse who does not work outside the home and receives no compensation during the tax year. Individuals who are active participants in other retirement plans and whose adjusted gross income exceeds the above limits by less than $10,000 are entitled to make deductible contributions in proportionately reduced amounts. An individual may make nondeductible contributions to the extent of the excess of (i) the lesser of $2,000 ($2,250 for a spousal individual retirement annuity) or 100% of compensation over (ii) the deduction limit with respect to the individual.

    Under certain conditions, distributions from other individual retirement accounts, individual retirement annuities or Qualified Plans may be rolled over or transferred to an IRA on a tax-deferred basis. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See "Tax Treatment of Withdrawals -- Qualified Contracts." Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain tax advice as to the tax treatment and suitability of such an investment.

        SIMPLIFIED EMPLOYEE PENSION PLANS

    Employers may establish what is known as a simplified employee pension plan ("SEP") under Section 408(k) of the Code. Employer contributions to a SEP can be invested in an individual retirement annuity selected by a participant in the SEP. Contributions generally must be made as a uniform percentage of employee compensation and are excluded from gross income of the employee for federal income tax purposes. Employer contributions to a

SEP cannot exceed the lesser of $30,000 or 15% of an employee's eligible compensation (which may not exceed $150,000 for the year 1995, indexed to reflect certain cost-of-living changes for 1996 and later years). The Code also permits employees of certain small employers to have SEP contributions made on the basis of salary reduction. Such salary reduction contributions may not exceed $7,000, indexed for inflation.

    The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all such plans including on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions, withdrawals and surrenders. See "Tax Treatment of Withdrawals -- Qualified Contracts."

    SECTION 457 -- DEFERRED COMPENSATION PLANS

    Under Section 457 of the Code, governmental and certain other tax exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. Under such plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the Plan. If the program is considered an "eligible deferred compensation plan" under the Code, an individual generally may contribute, on a tax-deferred basis, the lesser of $7,500 or 33 1/3% of gross income from the employer, reduced by contributions to any Section 403(b) plan. Amounts so deferred may be used by the employer to purchase Contracts pursuant to this Prospectus.

    Under a Section 457 plan, all the plan assets, including any Contract, must remain solely the property of the employer subject only to the claims of the employer's general creditors until such time as made available to the participant or beneficiary. The employee has no present rights or vested interest in the Contract and is entitled to payment only under the terms of the plan. Distributions from such plans generally are not permitted prior to termination of employment except in cases of unforeseeable emergencies.

    TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

    The following discussion applies to Qualified Plans other than IRAs.

    Distributions from Qualified Contracts purchased under Qualified Plans (but not from IRAs) that are "eligible rollover distributions" are subject to certain "direct rollover" and federal income tax withholding rules. The Qualified Plan is required to give the Contract Owner, Annuitant or Beneficiary (as applicable) the choice of having payments that are eligible rollover distributions paid either as (a) a "direct rollover" to an individual retirement account or an individual retirement annuity (an "INDIVIDUAL RETIREMENT ARRANGEMENT") or to another Qualified Plan, or (b) a payment to the Contract Owner, Annuitant or Beneficiary. Nonspouse Beneficiaries cannot elect direct rollovers. If a direct rollover is chosen, the payment will be made directly to the individual retirement arrangement or other Qualified Plan, and will not be taxed in the year the direct rollover is made, but will be taxed later when it is taken out of the individual retirement arrangement or other Qualified Plan. If a payment to the Contract Owner, Annuitant or Beneficiary is chosen, he or she will receive only 80% of the payment because the Qualified Plan administrator is required to withhold 20% of the payment and send it to the Internal Revenue Service to be credited against federal income taxes. Also, the Contract Owner, Annuitant or Beneficiary will be taxed on the payment for the year it is made unless he or she rolls it over to an individual retirement arrangement or another Qualified Plan within 60 days of receiving the payment. Nonspouse Beneficiaries cannot make such rollovers. If the Contract Owner, Annuitant or Beneficiary wants to roll over 100% of a payment, he or she must find other funds to replace the 20% that was withheld. Distributions are not "eligible rollover contributions" and cannot be paid as a direct rollover if they represent the return of "after-tax" employee contributions, are made for a period of ten years or more, are required minimum payments made after age 70 1/2 or are made for certain other reasons. The administrator of the Qualified Plan will provide additional information about these tax rules when a distribution is made.

    Distributions from Qualified Contracts purchased under Qualified Plans that are not rolled over to an individual retirement arrangement or another Qualified Plan are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions. If an employee or the Beneficiary receives from an exempt employees' trust a "lump sum distribution" under the Code, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after age 59 1/2, the tax rate may be determined under five-year income averaging provisions of the Code. Those reaching age 50 on or before January 1, 1986 instead may elect to use a ten-year income averaging. In addition, such individuals may elect capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974.

    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401, 403(b) and 408(b). To the extent amounts are not includable in gross income because they have been properly rolled over (as direct rollovers or as rollovers of other payments) to an individual retirement arrangement or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) distributions made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (disability is defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and the designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after attaining age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

    Distributions from a Qualified Contract issued in connection with a Qualified Plan or an IRA generally must commence by April 1 of the calendar year after the calendar year in which the Contract Owner or Annuitant reaches age 70 1/2, and must be made in minimum annual amounts determined under rules issued by the Internal Revenue Service. See "Required Distributions." However, in the case of Contracts issued and qualified under Code Section 403(b), persons employed by certain governmental or church employers may be able to postpone the commencement of distributions until April 1 of the calendar year following the calendar year in which they retire or reach age 70 1/2, whichever is later.

    Other rules  apply to  a  Qualified Contract  issued  in connection  with  a
Qualified Plan or an IRA to determine when and how required minimum distributions must be made in the event of the death of the Contract Owner or Annuitant. The plan or IRA documents will contain such rules. In addition, if the Contract Owner's or Annuitant's surviving spouse is the beneficiary of the interest in the Qualified Plan or the IRA, the surviving spouse may be able to elect to defer the commencement of distributions past the commencement date that otherwise would apply, to roll over a distribution to the surviving spouse's own individual retirement arrangement or to treat an IRA as his or her own.

    Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA or another Qualified Plan. Persons seeking to roll over distributions in such a manner should obtain tax advice as to the limitations imposed by the Code on such rollovers.

    TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

    Effective January 1, 1989, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: (1) when the Owner attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after December 31, 1988 and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers between certain Qualified Plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings, other than ordinary routine litigation incidental to the businesses of the Company, the Variable Account, the Distributor, the Advisor or IFS, to which any of these entities is a party or to which any of their respective property is subject.

              PART II -- DISCUSSION OF SELECT ADVISORS PORTFOLIOS
                                    SUMMARY

GENERAL

    Select Advisors Portfolios (the "SA TRUST") is a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on February 7, 1994. The SA Trust includes seven separate portfolios, two of which, the Growth & Income Portfolio and the Bond Portfolio (sometimes herein called the "SAT PORTFOLIOS"), are discussed in this Part II. Each of the SAT Portfolios has a different investment objective and different policies and practices:

    GROWTH & INCOME PORTFOLIO has an investment objective of long term capital appreciation and dividend income through investment primarily in common stocks of high quality companies.

    BOND PORTFOLIO has an investment objective of providing a high level of current income primarily through investment in investment grade bonds.

    The Growth & Income Portfolio and Bond Portfolio may invest up to 5% and 35%, respectively, of their total assets in non-investment grade (or "junk") bonds. See "Growth & Income Portfolio," "Bond Portfolio" and "Medium and Lower Rated ("Junk Bonds") and Unrated Securities." For further information regarding the investment objectives, policies and restrictions of each of the SAT Portfolios, see "Investment Objectives, Policies and Restrictions."

RISKS

    There are certain risks associated with the investment policies of each SAT Portfolio. The value of a Sub-Account will fluctuate with the value of the underlying securities in the corresponding SAT Portfolio in which all of the Sub-Account's assets are invested. To the extent that a Portfolio invests in income securities, the market value of those securities will be affected by general changes in interest rates, which may result in either increases or decreases in the value of those securities. To the extent that a Portfolio invests in securities of non-U.S. issuers and foreign currencies, the Portfolio may face risks that are different from those associated with investment in domestic securities, including the effect of different economies, change in relative currency exchange rates, future political and economic developments, the possible imposition of exchange controls or other governmental confiscation or restrictions, and less availability of data on companies and the securities industry as well as less regulation of stock exchanges, brokers and issuers. For additional information, see "Investment Objectives, Policies and Restrictions" and "Risk Factors, Restrictions and Investment Techniques."

ADVISORS

    Each SAT Portfolio is managed by one or more Portfolio Advisors selected by the Board of Trustees of the SA Trust based on the recommendations of the Advisor. The Advisor is paid advisory fees for the general management of the SAT Portfolios. The Portfolio Advisors are paid fees by the Advisor to manage the assets of each of the SAT Portfolios. See "Management of the Portfolios."

    There can, of course, be no assurance that the investment objectives of the SAT Portfolios can be achieved. Except for certain investment restrictions designated as fundamental in this Prospectus or the Statement of Additional Information, the investment objectives and policies of any SAT Portfolio may be changed by the Trustees of the SA Trust without the approval of the investors in the respective Portfolio.

SUB-ACCOUNTS

    Each Portfolio corresponds to a Sub-Account of the Variable Account. The investment objectives of each Sub-Account are the same as the investment objectives of its corresponding SAT Portfolio, and each Sub-Account invests the funds it receives from Contract Owners only in an interest in the corresponding SAT Portfolio.

    Contract Owners electing to allocate a portion of their Purchase Payments to the Variable Account acquire interests in the Sub-Account(s) which they select, and do not invest directly in the corresponding SAT Portfolios. Instead, Purchase Payments of Owners are allocated to the Sub-Accounts. Each Sub-Account, in turn, holds an interest in the corresponding SAT Portfolio. See "Purchase Payments." Similarly, Owners that surrender or make withdrawals from their Contracts do not directly redeem interests in the Portfolios. See "Surrenders and Partial Withdrawals."

    Although Owners who allocate all or any portion of their Purchase Payments to the various Sub-Accounts do not directly own interests in the SAT Portfolios or the SA Trust, they do have voting rights in certain circumstances. If at any time any Sub-Account is requested to vote on a matter regarding the corresponding SAT Portfolio, the Company will solicit the directions of each Owner who has allocated Contract Value to such Sub-Account and will cast the votes of the Sub-Account in accordance with the directions received from such Owners. See "Voting Rights."

OTHER INVESTORS

    Owners should be aware that each SAT Portfolio receives investments from other insurance company separate accounts. Owners should be aware that other investors in an SAT Portfolio could control the results of voting on any matter submitted to investors in that Portfolio. In certain instances, such as a change in an SAT Portfolio's fundamental policies, it might be advisable for the affected Sub-Account (subject to receipt of required approvals) to redeem its investment in the Portfolio. Substantial redemptions could result in that Portfolio effecting any such redemption by means of a distribution in kind of Portfolio securities. Any such distribution in kind could adversely affect the diversification and liquidity of the Sub-Accounts' investments. In addition, the Sub-Account could incur brokerage and other transaction costs in order to convert the resulting securities to cash.

    As is true with many investments generally, investors in the Portfolios (including the Sub-Accounts) may be affected by the actions of other large or controlling investors. For example, the decision of a large investor to redeem its shares could result in higher operating expenses and a corresponding reduction in return. Large redemptions could, as well, cause a Sub-Account's holdings to become less diverse, resulting in increased risk.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

GROWTH & INCOME PORTFOLIO

    The investment objective of the Portfolio is long term capital appreciation and dividend income through investment primarily in a diversified portfolio of common stocks of high quality companies that, in the Portfolio Advisor's opinion, have above average growth potential at the time of purchase. In general, these securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the S&P 500. Other factors, such as earnings and dividend growth prospects as well as industry outlook and market share, also are considered. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks and at least 65% of the Portfolio's assets will be invested in common stocks that, at the time of investment, will be expected to pay regular dividends.

    The Portfolio will generally invest a majority of its assets in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase, but may invest in securities of companies having various levels of market capitalization, including smaller companies whose securities may be more volatile and less liquid than securities issued by larger companies with higher levels of net worth. Investments will be in companies in various industries.

    The Portfolio may also invest up to 20% of its total assets in foreign securities, including securities of foreign issuers in the form of ADRs. The Portfolio may not invest more than 5% of its total assets in the securities of companies based in an emerging market. See "Foreign Securities."

    The Portfolio may invest under normal circumstances up to 20% of its total assets in preferred stock, convertible bonds and other fixed income instruments rated at least Baa by Moody's or BBB by S&P. The Portfolio may invest up to 5% of its total assets in bonds rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"). See "Medium and Lower-Rated ("Junk Bonds") and Unrated Securities."

BOND PORTFOLIO

    The investment objective of the Portfolio is to provide high current income primarily through investments in investment grade bonds. Investment grade bonds are those rated at least Baa by Moody's or BBB by S&P or unrated bonds considered by the Portfolio Advisor to be of comparable quality. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in bonds or debentures (as described in the first sentence of the next paragraph). The average maturity of the Portfolio will be between five and fifteen years. The average maturity of the Portfolio's holdings may be shortened in order to preserve capital if the Portfolio Advisor anticipates a rise in interest rates. Conversely, the maturity may be lengthened to maximize returns if interest rates are expected to decline.

    This Portfolio invests in U.S. Treasury obligations, corporate bonds, debentures, mortgage related securities issued by various governmental agencies, such as GNMA and government related organizations, such as FNMA and FHLMC, including collateralized mortgage obligations ("CMOs"), privately issued mortgage related securities (including CMOs), stripped U.S. Government and mortgage related securities, non-publicly registered securities, asset backed securities, and Eurodollar certificates of deposit and Eurodollar bonds. It will also invest in preferred stock. No more than 60% of the Portfolio's total assets will be invested in mortgage related securities. The Portfolio will not invest in any bond or preferred stock rated lower than B by S&P or by Moody's. The Portfolio will invest less than 35% of its assets in U.S. or foreign non-investment grade (or "junk") bonds and preferred stock. High risk, lower quality debt securities are regarded as predominantly speculative with respect to the issuer's ability to pay interest and repay principal in accordance with the terms of the obligation. See "Medium and Lower-Rated ("Junk Bonds") and Unrated Securities." Up to 20% of the Portfolio's assets may be invested in fixed income securities denominated in foreign currencies. These foreign securities must meet the same rating and quality standards as the Portfolio's U.S. dollar-denominated investments. See "Foreign Securities."

       SPECIAL INFORMATION CONCERNING HUB AND SPOKE-REGISTERED TRADEMARK-

    The SA Trust is utilizing certain proprietary rights, know-how and financial services referred to as Hub and Spoke-Registered Trademark- from Signature Financial Group, Inc. ("SIGNATURE FINANCIAL"), of which the Administrator is a wholly owned subsidiary. Hub and Spoke-Registered Trademark- is a registered service mark of Signature Financial.

    The Growth & Income and Bond Sub-Accounts seek to achieve their investment objectives by investing all of their respective assets in the corresponding SAT Portfolio, each of which is a series of a separate registered investment company with the same investment objectives as the Sub-Account. In addition to selling an interest to the corresponding Sub-Account, each SAT Portfolio may sell interests to other insurance company separate accounts. Such investors will invest in an SAT Portfolio on the same terms and conditions and will pay a proportionate share of that Portfolio's expenses. However, the other investors investing in the SAT Portfolio are not required to sell their shares at the same public offering price as the Sub-Account due to variations in sales commissions and other operating expenses. Therefore, Owners investing in either the Bond or Growth & Income Sub-Account should be aware that these differences may result in differences in returns experienced by investors in the different investment vehicles that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in an SAT Portfolio is available from the Distributor at (513) 684-1400.

    The investment objective of an SAT Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the corresponding Sub-Account to its Owners) thirty days prior to implementing the change. If there were a change in a Sub-Account's investment objective, Owners should consider whether the Sub-Account remains an appropriate investment in light of their then-current financial positions and needs. There can, of course, be no assurance that the investment objective of any SAT Portfolio will be achieved.

    Smaller investors in an SAT Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a larger investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility exists as well for traditionally structured investment vehicles which have large or institutional investors.) Also, investors with a greater pro rata ownership in an SAT Portfolio could have effective voting control of the operations of the Portfolio. Whenever a Sub-Account is requested to vote on matters pertaining to the corresponding Portfolio (other than a vote by the Sub-Account to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Company will hold a meeting of Owners investing in the Sub-Account and will cast all of its votes in the same proportion as the votes of these Owners. Owners who do not vote will not affect the Sub-Account's vote at the Portfolio meeting. The percentage of a Sub-Account's votes representing Owners not voting will be voted by the Company in the same proportion as the Sub-Account Owners who do, in fact, vote. Certain changes in a Portfolio's investment objective, policies or restrictions might cause a Sub-Account to withdraw its interest in an SAT Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Sub-Account could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Sub-Account. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    For more information about each Portfolio's policies, management and expenses, see "Investment Objectives, Policies and Restrictions," "Management of the Portfolios" and "Risk Factors, Restrictions and Investment Techniques." For more information about each Portfolio's investment restrictions, see the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS

GENERAL

    The business of the SA Trust is governed by a board of trustees (the "TRUSTEES" or "BOARD OF TRUSTEES") who are elected by a vote of the investors in the Portfolios. The Trustees exercise broad supervision over the affairs of the SA Trust. They have retained the services of the Advisor, a subsidiary of IFS (in turn a subsidiary of the Company) under terms of an investment advisory agreement (the "ADVISORY AGREEMENT"), pursuant to which the Advisor has been engaged as investment advisor to each of the SAT Portfolios. Under terms of the Advisory Agreement it is the Advisor's responsibility to select, subject to review and approval by the Trustees, one or more Portfolio Advisors. The Advisor is responsible for the continuing evaluation, selection and monitoring of the Portfolio Advisors. In this regard, the Advisor employs the services of RogersCasey a research firm specializing in appraisal and comparison of investment advisers, to assist it in evaluating the Portfolio Advisors and candidates for those positions. See "Consultant to the Advisor."

    Each Portfolio Advisor has discretion, subject to oversight by the Trustees, to purchase and sell portfolio assets, except as limited by each Portfolio's investment objectives, policies and restrictions and by specific investment strategies developed by the Advisor. See "Investment Objectives, Policies and Restrictions" and "Risk Factors, Restrictions and Investment Techniques."

    For its services, the Advisor receives an advisory fee from each SAT Portfolio. See "Expenses." A part of the fee paid to the Advisor is used by the Advisor to pay the advisory fees of the Portfolio Advisors. Such fees are paid by the Advisor and not by the SAT Portfolio. Any Portfolio Advisor may waive any or all of such fees. The allocation of the fees paid to the Advisor, showing the amount received by the Advisor and the amounts paid by it to the two Portfolio Advisors is set forth below. Such fees are computed daily and paid monthly at the annual rate specified below of the value of the average daily net assets of the SAT Portfolio:

                                                                        GROWTH & INCOME
                                                                           PORTFOLIO      BOND PORTFOLIO
                                                                        ----------------  --------------
Advisor...............................................................        0.75%            0.55%
Portfolio Advisor.....................................................        0.45%            0.30%

    The Portfolio Advisor for the Growth & Income and Bond Portfolios is Fort Washington Investment Advisors, Inc. ("FORT WASHINGTON"). See "Portfolio Advisors," below. Because Fort Washington is a subsidiary of Western & Southern and, hence, an affiliate of the Advisor, the Advisor is subject to a conflict of interest when making decisions regarding the retention and compensation of that particular Portfolio Advisor. However, the Advisor's decisions, including the identity of a Portfolio Advisor and the specific amount of the Advisor's compensation to be paid to the Portfolio Advisor, are subject to review and approval by a majority of the Board of Trustees and separately by a majority of such Trustees who are not affiliated with the Advisor or any of its affiliates.

CONSULTANT TO THE ADVISOR

    RogersCasey, located at One Parklands Drive, Darien, Connecticut 06829, has been engaged in the business of rendering portfolio advisor evaluations since 1976. The staff at RogersCasey is experienced in acting as investment consultants and in developing, implementing and managing multiple portfolio advisor programs. RogersCasey provides asset management consulting services to various institutional and individual clients and provides the Advisor with investment consulting services with respect to development, implementation and management of the SA Trust's multiple portfolio manager program. RogersCasey is employed by, and its fees and expenses are paid by the Advisor (not the SA Trust). As consultant, RogersCasey provides research concerning registered investment advisors to be retained by the Advisor as Portfolio Advisors, monitors and assists the Advisor with the periodic reevaluation of existing Portfolio Advisors and makes periodic reports to the Advisor and the Board of Trustees of the SA Trust.

PORTFOLIO ADVISORS

    The following sets forth certain information about each of the Portfolio Advisors. The individuals employed by the Portfolio Advisor who are primarily responsible for the day-to-day investment management of the Portfolio are named below. The annual total return information shown below includes the effect of deducting each Portfolio's expenses, but does not include charges attributable to the Contract. See "Fee and Expense Tables."

    FORT WASHINGTON serves as the Portfolio Advisor to the Growth & Income Portfolio. Fort Washington is a wholly-owned subsidiary of Western & Southern. Fort Washington has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended, (the "ADVISORS ACT") since September 14, 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1994, Fort Washington had assets under management of approximately $6 billion. John J. O'Connor is primarily responsible for the day-to-day investment management of the Growth & Income Portfolio. Mr. O'Connor (CFA and CPA) joined Western & Southern/Fort Washington in 1988 and is the Senior Portfolio Manager and Director of Investment Research. Fort Washington's principal executive offices are located at 550 East Fourth Street, Cincinnati, Ohio 45202.

    The following table sets forth annual total return information for the only portfolio managed by Mr. O'Connor that has investment objectives, policies and techniques substantially similar to the Growth & Income Portfolio. Prior to 1993, this portfolio was not managed in accordance with the investment related provisions of the 1940 Act.

1993    1994
-----   -----
7.15%   2.75%

    Fort Washington also serves as Portfolio Advisor to the Bond Portfolio. Roger M. Lanham and Rance Duke are the individuals primarily responsible for the day-to-day investment management of the Bond Portfolio. Mr. Lanham is a CFA and has been with Western & Southern/Fort Washington since 1981. Mr. Duke has been with Western & Southern/Fort Washington since 1978.

    The following table sets forth annual total return information for the only portfolio managed by Messrs. Lanham and Duke that has investment objectives, policies and techniques substantially similar to the Bond Portfolio.

 1989    1990     1991    1992     1993     1994
------   -----   ------   -----   ------   -------
15.45%   8.05%   18.45%   9.15%   14.05%   (8.55%)

EXPENSES

    The SA Trust pays all of its expenses of operations, other than those borne by the Advisor. In particular, the SA Trust pays: the compensation of its
Trustees who are not affiliated with the Advisor and its affiliates; governmental fees; interest charges; taxes; membership dues in trade associations; fees and expenses of independent auditors and legal counsel of the SA Trust; insurance premiums; amortization of organizational expenses; and expenses of calculating the net asset value and net income of each of the Portfolios; expenses related to the execution, recording and settlement of security transactions; fees and expenses of the custodian; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors; and the advisory fees payable to the Advisor under the Advisory Agreement.

              RISK FACTORS, RESTRICTIONS AND INVESTMENT TECHNIQUES

TECHNIQUES AND RISK FACTORS

    The following are descriptions of certain types of securities invested in by the SAT Portfolios, certain investment techniques employed by those Portfolios and risks associated with utilizing either the securities or the investment techniques.

    DERIVATIVES. The Portfolios may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Portfolio Advisor will use derivatives only in circumstances where the Portfolio Advisor believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolios may use and some of their risks is found below.

FOREIGN SECURITIES

    Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

RISKS ASSOCIATED WITH "EMERGING MARKETS" SECURITIES

    "Emerging Markets" securities include the securities of issuers based in markets with developing economies. These typically include countries where per capita GNP is less than $8,355. Investments in securities of issuers based in such countries entail all of the risks of investing in foreign issuers outlined in this section but to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) smaller markets for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies that may restrict a Portfolio's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

    In certain of the these markets, the Communist Party, despite the fall of communist dominated governments, continues to exercise a significant or, in some countries, a dominant role. So long as this situation continues or currently controlling parties remain vulnerable to sudden removal from power, investments in such countries will involve risk of nationalization, expropriation and confiscatory taxation. The former communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, and in many cases without adequate compensation. There is no assurance that such expropriation will not occur in the future at the hands of either an existing non-communist regime or upon the return to power of the Communist Party. In the event of any such expropriation, a Portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though the currencies of less developed countries may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Portfolio shareholders.

CURRENCY EXCHANGE RATES

    A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

MEDIUM AND LOWER RATED ("JUNK BONDS") AND UNRATED SECURITIES

    Securities rated in the fourth highest category by S&P or Moody's, although considered investment grade, possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

    Generally, medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

    The market  values of  certain of  these  securities also  tend to  be  more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated securities, the Portfolio Advisor's research and credit analysis are an especially important part of managing securities of the type held by a Portfolio. In light of these risks, the Board of Trustees has instructed the Portfolio Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

    In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Portfolios to purchase and may also have the effect of limiting the ability of a Portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

    Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves conversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Portfolio may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Portfolio and increasing the exposure of the Portfolio to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

    Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the Portfolio Advisor will consider this event in its determination of whether the Portfolio should continue to hold the securities.

ADRS, EDRS AND CDRS

    ADRs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Portfolios. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

    Fixed income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage related securities including government stripped mortgage related securities, zero coupon securities and custodial receipts. The market value of fixed income obligations of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Shareholders also should recognize that, in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

    Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Portfolio Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

    Fixed-income   securities   may   be   purchased   on   a   when-issued   or
delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities."

U.S. GOVERNMENT SECURITIES

    Each Portfolio may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; of (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

    Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE RELATED SECURITIES

    Each Portfolio may invest in mortgage related securities. There are several risks associated with mortgage related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage related security.

    Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in a Portfolio. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Portfolio. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Portfolio will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Portfolio's yield will correspondingly decline. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Portfolio purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

    CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

    Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Portfolio Advisor, the investment restriction limiting a Portfolio's investment in illiquid instruments to not more than 10% of the value of its net assets will apply.

STRIPPED MORTGAGE RELATED SECURITIES

    These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. The Portfolio will invest in stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Portfolio Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by the Portfolio.

    Investing in stripped mortgage related securities involves the risks normally associated with investing in mortgage related securities. See "Mortgage Related Securities" above. In addition, the yields on stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage related securities and increasing the yield to maturity on principal-only stripped mortgage related securities. Sufficiently high prepayment rates could result in a Portfolio not fully recovering its initial investment in an interest-only stripped mortgage related security. Under current market conditions, the Portfolio expects that investments in stripped mortgage related securities will consist primarily of interest-only securities. Stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Portfolio will be able to effect a trade of a stripped mortgage related security at a time when it wishes to do so. The Portfolio will acquire stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Portfolios will treat stripped mortgage related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

ZERO COUPON SECURITIES

    Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS

    Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

    To secure prices deemed advantageous at a particular time, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

    Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS

    Each of the Portfolios may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. A Portfolio may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the respective Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio Advisor, acting under the supervision of the Advisor and the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS

    The Portfolios may enter into reverse repurchase agreements and forward roll transactions. In a reverse repurchase agreement the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Portfolio enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash, U.S. Government securities or high grade, liquid debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Portfolio for purposes of the limitations described in "Certain Investment Restrictions" below and in the Trust's Statement of Additional Information.

LENDING PORTFOLIO SECURITIES

    To generate income for the purpose of helping to meet its operating expenses, each Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated subcustodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially. For further information regarding measures taken to protect a Lending Portfolio, see the Statement of Additional Information.

ILLIQUID SECURITIES

    No Portfolio may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. If a security becomes illiquid after purchase by the Portfolio, the Portfolio will normally sell the security unless to do so would not be in the best interests of shareholders.

NON-PUBLICLY TRADED ("RESTRICTED") SECURITIES AND RULE 144A SECURITIES

    Each Portfolio may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. If a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. The Board of Trustees of the SA Trust, with advice and information from the respective Portfolio Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Portfolio Advisor, the Board of Trustees of the Portfolio Trust will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how the markets for Rule 144A securities will develop. If institutional trading in restricted securities or Rule 144A securities were to decline, a Portfolio's illiquidity could be increased and the Portfolio could be adversely affected.

    No Portfolio will invest more than 10% of its total assets in restricted securities (including Rule 144A securities).

TEMPORARY INVESTMENTS

    For temporary defensive purposes during periods when the Portfolio Advisor of a Portfolio believes, in consultation with the Advisor, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets without limit in the following money market instruments: U.S. Government securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

    In addition, for the same purposes the Portfolio Advisor may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Portfolio Advisor to be of equivalent quality. Each Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

FUTURES CONTRACTS AND RELATED OPTIONS

    Each  Portfolio  may enter  into futures  contracts  and purchase  and write
(sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Portfolio Advisor that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Portfolio intends to purchase.

    No Portfolio will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Portfolio will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Portfolio will buy calls with a value exceeding 5% of its total assets.

    A Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

    A Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Portfolio Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements. For additional information, see "Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

OPTIONS ON STOCK

    Each Portfolio may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which the Portfolio owns the underlying stock sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock.

    To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. See also "Options on Securities" in the Statement of Additional Information.

OPTIONS ON SECURITIES INDEXES

    Each Portfolio may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Portfolios which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

    Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the among, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Portfolio of options on security indexes will be subject to the Portfolio Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. For further information regarding index options, see "Options on Securities Indexes" in the Statement of Additional Information.

FORWARD CURRENCY CONTRACTS

    Each Portfolio may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract.

    In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio Advisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict a Portfolio's ability to hedge against the risk of devaluation of currencies in which a Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. See also "Forward Currency Contracts" in the Statement of Additional Information for further information concerning forward currency contracts.

ASSET COVERAGE

    To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the SA Trust's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

CERTAIN INVESTMENT RESTRICTIONS

    The SA  Trust,  on  behalf  of  each  SAT  Portfolio,  has  adopted  certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each SAT Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, no Portfolio may invest more than 25% of its total assets in securities of issuers in any one industry. Each Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. Reverse repurchase agreements and forward roll transactions involving mortgage-related securities will be aggregated with bank borrowings for purposes of this calculation. No Portfolio may purchase securities while borrowings exceed 5% of the value of the Portfolio's total assets. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market, such as certain Rule 144A securities, are deemed not illiquid for this purpose. No Portfolio may invest more than 10% of its assets in restricted securities (including Rule 144A securities). See "Illiquid Securities" and "Non-Publicly Traded ("Restricted") Securities and Rule 144A Securities."

PORTFOLIO TURNOVER

    Generally, the SAT Portfolios will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. The SAT Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. Active trading will increase a Portfolio's rate of turnover, certain transaction expenses and the incidence of short-term capital gain taxable as ordinary income. An annual turnover rate of 100% would occur when all the securities held by the Portfolio are replaced one time during a period of one year. The annual turnover rate of each SAT Portfolio is not expected to exceed the following: Growth & Income Portfolio 75%; and Bond Portfolio 60%.

                           MANAGEMENT OF THE SA TRUST

BOARD OF TRUSTEES

    Overall responsibility for management and supervision of the SA Trust rests with its Board of Trustees. The Trustees approve all significant agreements between the SA Trust and the persons and companies that furnish services to the SA Trust and the Portfolios, including agreements between the SA Trust and each of the Custodian, the Advisor and the Administrator. Due to the services provided by the Advisor and the Administrator, the Trust currently has no employees and its officers are not required to devote their full time to the affairs of the SA Trust. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the SA Trust.

ADMINISTRATOR

    Signature, located at 6 St. James Avenue, Boston Massachusetts 02116, serves as administrator and fund accounting agent to the SA Trust pursuant to an agreement (the "ADMINISTRATIVE SERVICES AND FUND ACCOUNTING AGREEMENT"). Under the Administrative Services and Fund Accounting Agreement, Signature provides the SA Trust with general office facilities and supervises the overall administration of the SA Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the SA Trust; the preparation and filing of all documents required for compliance by the SA Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the SA Trust.

    For the services to be rendered and the facilities to be provided by Signature, each SAT Portfolio shall pay to Signature an administrative services and fund accounting fee computed and paid monthly that is equal on an annual basis to a percentage of the average daily net assets of all registered investment companies to which the Advisor (or an affiliate) and Signature provide their respective services ranging from 0.20% to 0.05%, depending on the total assets of all such investment companies. The fees so calculated will be allocated among such investment companies in proportion to their respective average daily net assets. See "Management of the Trust" in the VI Trust's Statement of Additional Information. For additional information regarding the Administrative Services and Fund Accounting Agreement, see the Statement of Additional Information.

    In addition, each SAT Portfolio is subject to a minimum annual administrative services and fund accounting fee of $60,000 ($40,000 in the first year of operations). In the case of the SAT Portfolios, this minimum fee is subject to increases depending on how many investors the Portfolio has. See the Statement of Additional Information for more information.

CUSTODIAN

    Investors Bank & Trust Company ("IBT"), located at 89 South Street, Boston Massachusetts 02111, serves as custodian of the SA Trust's investments (the "CUSTODIAN").

SPONSOR

    Touchstone Advisors, Inc., as Sponsor to the SA Trust pursuant to a Sponsor Agreement, provides oversight of the various service providers to the SA Trust, including the Administrator and the Custodian. As Sponsor to the SA Trust, Touchstone Advisors reserves the right to receive a sponsor fee from each Portfolio equal on an annual basis to 0.20% of the average daily net assets of that Portfolio for its then current fiscal year. The Sponsor Agreement may be terminated by the Sponsor as of the end of any calendar quarter after December 31, 1995 on not less than 30 days prior written notice. The SA Trust may terminate the Sponsor Agreement at any time on not less than 30 days prior written notice. The Sponsor has advised the SA Trust that it will waive all fees under the Sponsor Agreement through April 30, 1996.

ALLOCATION OF EXPENSES OF THE PORTFOLIOS

    Each SAT Portfolio bears its own expenses, which generally include all costs not specifically borne by the Advisor, the SAT Portfolio Advisors and the Administrator. Included among a Portfolio's expenses are: costs incurred in connection with its organization; investment management and administration fees; sponsor fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the SA Trust's legal existence and shareholder relations. Under separate agreements with the SA Trust, the Sponsor has agreed to reimburse each SAT Portfolio to the extent that the aggregate operating expenses of the Portfolio exceed agreed upon expense limitations (the "Expense Caps"). The Sponsor's obligation to reimburse the SA Trust of such amounts may be terminated by the Sponsor at the end of any calendar quarter after December 31, 1995. For more detailed information regarding the Expense Caps, see "Fee and Expense Tables" and "Expenses of VIT Portfolios and SAT Portfolios; Expense Caps."

                             PURCHASE AND VALUATION

PURCHASE

    Interests in the Growth & Income and Bond Portfolios are not offered to the public and are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933 (the "1933 ACT"). Investments in the Growth & Income and Bond Portfolios may be made only by a limited number of insurance company separate accounts. This Prospectus and its accompanying Statement of Additional Information do not constitute an offer to sell, or the solicitation of an offer to buy, any "security" (within the meaning of the 1933 Act) of the Portfolios.

VALUATION

    The net asset value of each SAT Portfolio is determined as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading, by deducting the amount of the Portfolio's liabilities from the value of its assets. At the close of each such business day, the value of each Sub-Account's interest in the Portfolio will be determined by multiplying the net asset value of the corresponding Portfolio by the percentage, effective for that day, that represents the Sub-Account's share of the aggregate interests in that Portfolio.

    Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the SA Trust's Board of Trustees.

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
    Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees of the SA Trust. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sales price on that exchange or, if no sales occurred during the day, at the current quoted bid price. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees of the SA Trust has determined that amortized cost represents fair value. An option that is written by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes the maximum price change in a single trading session permitted by an exchange (a "limit move") with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees of the SA Trust.

    All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees of the SA Trust. In carrying out the valuation policies of the Board of Trustees of the SA Trust, independent pricing services may be consulted. Further information regarding the SA Trust's valuation policies is contained in the Statement of Additional Information.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    Each investor in an SAT Portfolio, including the corresponding Sub-Account, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following business day.

    The SA Trust was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated February 7, 1994, at which time the SAT Portfolios were established and designated as a separate series of this SA Trust. The Declaration of Trust provides that the Sub- Account and other entities investing in the Portfolios (E.G., other insurance company separate accounts) will each be liable for all obligations of the corresponding Portfolio. However, the risk of a Sub-Account incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the corresponding Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the SA Trust believe that neither the Sub-Account nor its Owners having Contract Value therein will for this reason be adversely affected as a result of the Sub- Account investing in the Portfolios. The interests in SA Trust are divided into separate series. No series of SA Trust has any preference over any other series.

    Each Sub-Account will be involved only in votes that affect the corresponding SAT Portfolio. Owners investing in Sub-Accounts that are, in turn, investing in the SAT Portfolios will, however, vote with other investors in all of the SA Trust's Portfolios (of which there are seven) to elect Trustees of the SA Trust and for certain other matters. Under certain circumstances the investors of one or more series of the SA Trust (including the SAT Portfolios) could control the outcome of these votes. Holders of interests in each Portfolio will vote separately on matters affecting only that Portfolio. Under certain circumstances, other investors in a Portfolio could control the outcome of these votes.

    The Variable Account sends to each shareholder a semi-annual report and an audited annual report. At least one such report will include a list of the investment securities held by the SAT Portfolios. See "Reports to Contract Owners."

    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Variable Account's Statement of Additional Information and in the Variable Account's official sales literature in connection with the offering of interests in the Contracts, and if given or made, such other information or representations must not be relied upon as having been authorized by the Variable Account. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                                                              PAGE
Part I - Discussion Regarding the Variable Annuity Contracts..............................................          1
Part II - Discussion Regarding the Select Advisors Portfolios.............................................          5
  Summary.................................................................................................          5
  Investment Objectives, Techniques, Policies and Restrictions............................................          6
    Investment Objectives.................................................................................          6
    Investment Techniques.................................................................................          6
    Investment Restrictions...............................................................................         20
  Valuation of Securities; Redemption in Kind.............................................................         26
  Management of the SA Trust..............................................................................         28
  Organization of the SA Trust............................................................................         33
  Taxation................................................................................................         34
  Financial Statements....................................................................................         35

                                    APPENDIX
            BOND, COMMERCIAL PAPER AND MUNICIPAL OBLIGATIONS RATINGS

    Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the Municipal Obligations and securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

    Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Unrated.   Where  no rating  has been  assigned or  where a  rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

    Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

    Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

    Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

S&P'S BOND RATING

    AAA.   Bonds rated AAA have the  highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

    A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

    BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of these obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

    C1. The rating C1 is reserved for income bonds on which no interest is being paid.

    D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

    Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS:

    AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

    General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

    Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial, tability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

    AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less arked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

    A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

    General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

    Revenue Bonds  --  Debt  service  coverage is  good,  but  not  exceptional.
Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provision, while satisfactory, are less stringent. Management performance appearance appears adequate.

    S&P's letter ratings may be modified by the addition of a plus or a minus sigh, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gild edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modified 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

    Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or -2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality, with ample margins of protection, although not as large as the preceding group.

S&P'S COMMERCIAL PAPER RATINGS

    A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-terms promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by eternal conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                  318 Broadway
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                          INVESTMENT ADVISOR & SPONSOR
                           Touchstone Advisors, Inc.
                                  318 Broadway
                             Cincinnati, Ohio 45202

                        VARIABLE ANNUITY SERVICE CENTER
                   Touchstone Variable Annuity Service Center
                                P.O. Box 419707
                        Kansas City, Missouri 64179-0819

                                   CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111

                            INDEPENDENT ACCOUNTANTS
                           Coopers & Lybrand, L.L.P.
                             201 East Fourth Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                             201 East Fifth Street
                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
                      T O U C H S T O N E

                      -----------------------------------------
    FORM 7127-9505    THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT-SM-

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                  MAY 1, 1995

SELECT ADVISORS                    TOUCHSTONE ADVISORS, INC.
VARIABLE INSURANCE                 318 BROADWAY
TRUST                              CINCINNATI, OHIO 45202

--------------------------------------------------------------------------------

    Select Advisors Variable Insurance Trust (the "Trust") is an open-end, investment management company providing investment vehicles (each, a "Portfolio") for variable annuity contracts of various insurance companies. The Trust is professionally managed by Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors"). Each Portfolio benefits from discretionary advisory services by one or more investment advisor(s) (each, a "Portfolio Advisor") identified, retained, supervised and compensated by the Advisor.

    The  Trust  is a  series company  that currently  consists of  the following
Portfolios:

                      TOUCHSTONE EMERGING GROWTH PORTFOLIO
                   TOUCHSTONE INTERNATIONAL EQUITY PORTFOLIO
                         TOUCHSTONE BALANCED PORTFOLIO
                    TOUCHSTONE INCOME OPPORTUNITY PORTFOLIO
                      TOUCHSTONE STANDBY INCOME PORTFOLIO

    THE INCOME OPPORTUNITY PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE BONDS, COMMONLY KNOWN AS "JUNK BONDS" ISSUED BY BOTH U.S. AND FOREIGN ISSUERS, WHICH ENTAIL GREATER RISK OF UNTIMELY INTEREST AND PRINCIPAL PAYMENTS, DEFAULT AND PRICE VOLATILITY THAN HIGHER RATED SECURITIES, AND MAY PRESENT PROBLEMS OF LIQUIDITY AND VALUATION. THE INTERNATIONAL EQUITY PORTFOLIO AND THE INCOME OPPORTUNITY PORTFOLIO MAY INVEST UP TO 40% AND 65%, RESPECTIVELY, OF ITS TOTAL ASSETS IN SECURITIES OF ISSUERS BASED IN EMERGING MARKETS WHICH MAY PRESENT INCREASED RISK. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS PRIOR TO INVESTING. SEE "INVESTMENT OBJECTIVES, POLICIES AND RISKS" ON PAGE 4; "RISK FACTORS AND CERTAIN INVESTMENT TECHNIQUES" ON PAGE 8; AND THE APPENDIX ON PAGE A-1.

    This Prospectus sets forth concisely certain information about the Trust, including expenses, that prospective shareholders will find helpful in making an investment decision. Shareholders are encouraged to read this Prospectus carefully and retain it for future reference.

    Additional information about the Trust is contained in a Statement of Additional Information dated May 1, 1995, which is available upon request and without charge by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 or writing the Trust at the address listed above. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by reference into this Prospectus in its entirety.

    Shares of each Portfolio may only be purchased by the separate accounts of insurance companies, for the purpose of funding variable annuity contracts. Particular Portfolios may not be available in your state due to various insurance regulations. Please check with the Touchstone Variable Annuity Service Center for available Portfolios. Inclusion of a Portfolio in this Prospectus which is not available in your state is not to be considered a solicitation. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this Prospectus.

    THE SHARES OF EACH PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION OR THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                                                                PAGE
Table of Contents...........................................................................................          2
Financial Highlights........................................................................................          3
Investment Objectives, Policies and Risks...................................................................          4
Risk Factors and Certain Investment Techniques..............................................................          8
Advisor and Portfolio Advisors..............................................................................         10
Additional Risks and Investment Techniques..................................................................         14
Purchase and Redemption of Shares...........................................................................         24
Net Asset Value.............................................................................................         25
Management of the Trust.....................................................................................         26
Dividends, Distributions and Taxes..........................................................................         27
Performance of the Portfolios...............................................................................         29
Additional Information......................................................................................         30
Appendix....................................................................................................        A-1

                              FINANCIAL HIGHLIGHTS

    The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each Portfolio for the period indicated and has been audited by Coopers &
Lybrand L.L.P., the Trust's independent accountants, whose report thereon appears in the Trust's Annual Report which is included in the Trust's Statement of Additional Information.

FOR THE PERIOD NOVEMBER 21, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994 SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                               EMERGING   INTERNATIONAL                INCOME       STANDBY
                                                GROWTH       EQUITY       BALANCED   OPPORTUNITY    INCOME
                                               PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               --------   -------------   --------   -----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.00       $10.00        $10.00      $10.00        $10.00
                                               --------     ------        --------   -----------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.04        --             0.05        0.12          0.05
  Net realized and unrealized gain (loss) on
   investments                                   0.06        (0.49)         0.12       (0.70)         0.03
                                               --------     ------        --------   -----------   ---------
  Total from investment operations               0.10        (0.49)         0.17       (0.58)         0.08
                                               --------     ------        --------   -----------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income                          --          --             --         --            (0.05)
  Net capital gain                               --          --             --         --            --
                                               --------     ------        --------   -----------   ---------
  Total dividends and distributions              0.00         0.00          0.00        0.00         (0.05)
                                               --------     ------        --------   -----------   ---------
Net asset value, end of period                 $10.10       $ 9.51        $10.17      $ 9.42        $10.03
                                               --------     ------        --------   -----------   ---------
                                               --------     ------        --------   -----------   ---------
TOTAL RETURN (NOT ANNUALIZED)                    1.00%       (4.90)%        1.70%      (5.80)%        0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)     $2,020       $4,757        $2,034      $1,883        $5,013
Ratios to average net assets (annualized):
  Expenses                                       1.15%        1.25%         0.90%       0.85%         0.50%
  Net investment income (loss)                   3.67%        1.23%         4.26%      11.24%         4.90%
Ratios to average net assets without waiver and
 reimbursement (annualized):
Expenses                                        11.08%        5.58%         8.97%      11.56%         3.67%
Portfolio turnover (not annualized)                 0%           0%            3%         45%           56%

                   INVESTMENT OBJECTIVES, POLICIES AND RISKS

    The following summary is qualified in its entirety by the more detailed information included elsewhere in this Prospectus.

    THE TRUST. The Trust is a management investment company providing a convenient means of investing in separate Portfolios each with distinct investment objectives and policies. The Trust consists of the following five diversified Portfolios:

    EMERGING GROWTH PORTFOLIO has a primary investment objective of capital appreciation with income as a secondary investment objective. The Portfolio attempts to achieve its investment objectives through investment primarily in the common stocks of smaller, rapidly growing companies.

    INTERNATIONAL EQUITY PORTFOLIO has an investment objective of long term capital appreciation through investment primarily in equity securities of companies based outside the United States.

    BALANCED PORTFOLIO has an investment objective of growth of capital and income through investment in common stocks and fixed-income securities.

    INCOME OPPORTUNITY PORTFOLIO has an investment objective of high current income through investment in high yield, non-investment grade debt securities (commonly known as "junk bonds") of both U.S. and non-U.S. issuers and in mortgage related securities.

    STANDBY INCOME PORTFOLIO has an investment objective of high current income to the extent consistent with relative stability of principal which it attempts to achieve through investment in short term, investment grade debt securities.

    There can be no assurance that the investment objective of any Portfolio will be achieved. The investment objectives of each Portfolio may be changed without approval by investors, but not without 30 days prior notice. If there is a change in the investment objectives of a Portfolio, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then-current financial position and needs.

EMERGING GROWTH PORTFOLIO

    The primary investment objective of the Portfolio is capital appreciation with income as a secondary investment objective. The Portfolio attempts to achieve its investment objectives through investment primarily in the common stock of smaller, rapidly growing companies. With respect to the Emerging Growth Portfolio, "emerging growth" companies are smaller companies with total market capitalization less than the average of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), which is currently approximately $20 billion, which the Portfolio Advisor believes have earnings that may be expected to grow faster than the U.S. economy in general, because of new products, structural changes in the economy or management changes.

    Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of emerging growth companies. In selecting investments for the Portfolio, the Portfolio Advisor seeks emerging growth companies that it believes are undervalued in the marketplace. These companies typically possess a relatively high rate of return on invested capital so that future growth can be financed from internal sources. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. A portion of the Portfolio's assets may be invested in the securities of larger companies which the Portfolio Advisor believes offer comparable appreciation or to ensure sufficient liquidity. Since the Portfolio invests primarily in smaller companies, the Portfolio invests only to a limited extent in larger companies in emerging industries.

    In addition to common stocks, the Portfolio may invest in preferred stocks, convertible bonds and other fixed-income instruments not issued by emerging growth companies which present opportunities for capital appreciation as well as income. Such instruments include U.S. Treasury obligations, corporate bonds, debentures, mortgage related securities issued by various governmental agencies, such as Government National Mortgage Association ("GNMA") and government related organizations, such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), including collateralized mortgage obligations ("CMOs"), privately issued mortgage related securities (including CMOs), stripped U.S. Government and mortgage related securities, non-publicly registered securities, and asset backed securities. The Portfolio will only invest in bonds and preferred stock rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, determined by the Portfolio Advisor to be of comparable quality. Bonds rated Baa or BBB possess some speculative characteristics.

    The Portfolio may invest up to 20% of its assets in foreign securities principally traded outside the United States and in American Depositary Receipts ("ADRs"). The Portfolio may not invest more than 10% of its total assets in the securities of companies based in an emerging market. See "Risk Factors and Certain Investment Techniques -- Foreign Securities" and "-- Risks Associated With 'Emerging Markets' Securities."

INTERNATIONAL EQUITY PORTFOLIO

    The investment objective of the Portfolio is long term capital appreciation by investing primarily in equity securities of companies based outside the United States. The Portfolio expects that initially its investments will be concentrated in Europe, Asia, the Far East, North and South America, Africa, the Pacific Rim and Latin America.

    The Portfolio may invest in securities of companies in emerging markets (see "Risk Factors and Certain Investment Techniques -- Risks Associated With 'Emerging Markets' Securities"), but does not expect to invest more than 40% of its total assets in securities of issuers in emerging markets. The Portfolio will invest in issuers of companies from at least three countries outside the United States.

    Under normal market conditions, the Portfolio will invest a minimum of 80% of its total assets in equity securities of non-U.S. issuers. With respect to the International Equity Portfolio, "equity securities" means common stock and preferred stock (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stock, stock purchase warrants and rights, equity interests in trusts and partnerships, and depository receipts of companies.

    The Portfolio may invest up to 20% of its total assets in debt securities issued by U.S. or foreign banks, corporations or other business organizations, or by U.S. or foreign governments or governmental entities (including supranational organizations such as the International Bank for Reconstruction and Development, I.E., the "World Bank"). The Portfolio may choose to take advantage of opportunities for capital appreciation from debt securities by reason of anticipated changes in such factors as interest rates, currency relationships, or credit standing of individual issuers. The Portfolio will invest less than 35% of its total assets in lower quality, high yielding securities, commonly known as "junk bonds." See "Risk Factors and Certain Investment Techniques -- Medium and Lower Rated ("Junk Bonds") and Unrated Securities." The Portfolio will not invest in preferred stocks or debt securities rated less than B by S&P and Moody's. Investing in securities issued by foreign companies and governments involves considerations  and  potential  risks  not  typically  associated  with
investing   in  obligations   issued  by   the  U.S.   government  and  domestic
corporations. Investments in "emerging markets" securities include the securities of issuers based in some of the world's underdeveloped markets, including Eastern Europe. Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers to a heightened degree. See "Risk Factors and Certain Investment Techniques -- Foreign Securities" and "-- Risks Associated With 'Emerging Markets' Securities."

    The Portfolio will not invest in any illiquid securities except for Rule 144A securities. See "Additional Risks and Investment Techniques -- Illiquid Securities" and "Non-Publicly Traded ("Restricted") Securities and Rule 144A Securities."

BALANCED PORTFOLIO

    The investment objective of the Portfolio is growth of capital and income through investment in common stocks and fixed-income securities. Under normal circumstances, the Advisor expects approximately 60% of the Portfolio's total assets to be invested in equity securities and 40% of its total assets to be invested in fixed-income securities. For this purpose, "equity securities" includes warrants, preferred stock and securities convertible into equity securities. The Portfolio will, under normal circumstances, invest at least 25% of the Portfolio's total assets in fixed-income senior securities. For purposes of this requirement, only the fixed-income component of a convertible bond will be considered.

    The Portfolio may invest in the types of fixed-income securities (including preferred stock) rated at least B by S&P or by Moody's.

    Up to one-third of the Portfolio's assets may be invested in foreign equity or fixed-income securities. No more than 15% of the Portfolio's total assets will be invested in the securities of issuers based in emerging markets. See "Risk Factors and Certain Investment Techniques -- Foreign Securities" and "--Risks Associated With 'Emerging Markets' Securities."

INCOME OPPORTUNITY PORTFOLIO

    The investment objective of the Portfolio is high current income from investment in a diversified portfolio of high yield, non-investment grade debt securities of both U.S. and non-U.S. issuers. The Portfolio intends to invest a portion of its assets in high risk, low quality debt securities of both corporate and government issuers, commonly referred to as "junk bonds," and regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of obligation as well as debt securities of issuers located in emerging market countries.

    The Portfolio may invest in debt obligations (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, and debt obligations issued by U.S. corporations denominated in non-U.S. currencies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes (including variable and floating rate instruments), together with preferred stocks and zero coupon securities. The Portfolio may also invest in loans, other direct debt obligations and loan participations.

    Up to 100% of the assets of the Portfolio may be invested in foreign fixed-income securities, but no more than 30% of the total assets of the Portfolio may be invested in non-U.S. dollar-denominated securities. The Portfolio may invest up to 65% of its total assets in debt securities of issuers located in emerging market countries. See "Risk Factors and Certain Investment Techniques -- Foreign Securities."

    The Portfolio will generally invest in securities rated BBB or lower by S&P or Baa or lower by Moody's or, if unrated, of comparable quality in the opinion of the Portfolio Advisor. Securities rated BBB by S&P or Baa by Moody's possess some speculative characteristics. See the Appendix hereto for a description of Moody's and S&P ratings and "Risk Factors and Certain Investment Techniques -- Medium and Lower Rated ("Junk Bonds") and Unrated Securities" for a description of certain risks associated with lower rated securities.

    In addition to high yield corporate bonds, the Portfolio will also invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA and government related organizations, such as FNMA and FHLMC as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

    The Portfolio may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options thereon.

STANDBY INCOME PORTFOLIO

    The investment objective of the Portfolio is high current income to the extent consistent with relative stability of principal. Unlike money market funds, however, the Portfolio does not attempt to maintain a constant $1.00 per share net asset value.

    Investments will be diversified among a broad range of money market instruments including short term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to those securities. The Portfolio may also invest in corporate bonds, commercial paper, certificates of deposit ("CDs") and bankers' acceptances.

    Up to 50% of the Portfolio's total assets may be invested in U.S. dollar-denominated Yankee Bonds or Eurodollar certificates of deposit issued by U.S. banks. Yankee Bonds are instruments denominated in U.S. dollars which are issued in the U.S. by foreign issuers. Eurodollar certificates of deposit are dollar-denominated certificates of deposit which are issued in Europe. Up to 20% of the Portfolio's total assets may be invested in fixed-income securities denominated in foreign currencies. These securities include debt securities issued by foreign banks, corporations, or other business organizations or by foreign governments or governmental entities (including supra-national organizations such as the World Bank). The value of securities denominated in currencies other than the U.S. dollar will change in response to relative currency values. See "Risk Factors and Certain Investment Techniques -- Foreign Securities" and "-- Currency Exchange Rates."

    The Portfolio invests only in investment grade securities (including foreign securities) rated Baa or higher by Moody's or BBB or higher by S&P, or non-rated securities which the Portfolio Advisor believes to be of comparable quality. The Portfolio's dollar-weighted average maturity will normally be less than one year. However, the Portfolio may invest in fixed-income corporate debt with maturities of greater than twelve months; but, no individual security will have a weighted average maturity (or average life in the case of mortgage backed securities) of greater than five years. Bonds rated Baa by Moody's or BBB by S&P have some speculative characteristics. See "Risk Factors and Certain Investment Techniques."

                 RISK FACTORS AND CERTAIN INVESTMENT TECHNIQUES

    FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

    RISKS ASSOCIATED WITH "EMERGING MARKETS" SECURITIES. "Emerging markets" securities include the securities of issuers based in markets with developing economies. These typically include countries where per capita GNP is less than $8,355. Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) smaller markets for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility;
(iii) certain national policies which may restrict a Portfolio's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

    In certain of these markets, the Communist Party, despite the fall of Communist-dominated governments, continues to exercise a significant or, in some countries, dominant role. So long as the situation continues or currently controlling parties remain vulnerable to sudden removal from power, investments in such countries will involve risk of nationalization, expropriation and confiscatory taxation. The former communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, and in many cases without adequate compensation, and there is no assurance that such expropriation will not occur in the future. In the event of any such expropriation, a Portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Portfolio shareholders.

    CURRENCY EXCHANGE RATES. A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

    MEDIUM AND LOWER RATED ("JUNK BONDS") AND UNRATED SECURITIES. Securities rated in the fourth highest category by S&P or Moody's, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

    Generally, medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

    The market  values of  certain of  these  securities also  tend to  be  more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Portfolio Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. In light of these risks, the Board of Trustees has instructed the Portfolio Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

    In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Portfolios to purchase and may also have the effect of limiting the ability of a Portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

    Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Portfolio may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Portfolio and increasing the exposure of the Portfolio to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

    Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the Portfolio Advisor will consider this event in its determination of whether the Portfolio should continue to hold the securities.

                         ADVISOR AND PORTFOLIO ADVISORS

ADVISOR

    Touchstone Advisors, Inc., located at 318 Broadway, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Portfolios. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Advisor has no previous experience in managing mutual funds.

    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which, in turn, has entered into a portfolio advisory agreement ("Portfolio Agreement") with each Portfolio Advisor selected by the Advisor for the Portfolios. It is the Advisor's responsibility to select, subject to the review and approval of the Board of Trustees of the Trust, portfolio advisors who have distinguished themselves by able performance in their respective areas of expertise in asset management and to review their continued performance.

    Subject to the supervision and direction of the Board of Trustees, the Advisor provides investment management evaluation services principally by performing initial due diligence on prospective Portfolio Advisors and thereafter monitoring Portfolio Advisor performance through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with Portfolio Advisors. In evaluating prospective Portfolio Advisors, the Advisor considers, among other factors, each Portfolio Advisor's level of expertise; relative performance and consistency of performance over a minimum period of five years; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Advisor has responsibility for communicating performance expectations and evaluations to each Portfolio Advisor and ultimately recommending to the Board of Trustees of the Trust whether the Portfolio Advisor's contract should be renewed, modified or terminated. The Advisor provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisor is also responsible for conducting all operations of the Portfolios except those operations subcontracted to the Portfolio Advisors, or contracted by the Trust to the custodian, transfer agent and administrator.

    The Portfolio Advisor of each Portfolio makes all the day-to-day decisions to buy or sell particular portfolio securities.

    The Emerging Growth Portfolio will be managed by two Portfolio Advisors, each managing a portion of the Portfolio's assets. The Advisor will allocate varying percentages of the assets of the Portfolio to each Portfolio Advisor, which percentages will be adjusted from time to time by the Advisor based on its evaluation of each Portfolio Advisor.

    The Balanced Portfolio will also be managed by two Portfolio Advisors. One Portfolio Advisor will manage the Portfolio's equity investments, while the second will manage the Portfolio's fixed-income and cash equivalents investments. The Advisor may adjust from time to time the portion of the Balanced Portfolio's assets invested in equities and fixed-income securities, although the Portfolio is expected to remain relatively static in its investment allocation between equities and fixed-income securities.

    Each Portfolio pays the Advisor a fee for its services that is computed daily and paid monthly at an annual rate equal to the percentage of the value of the average daily net assets of the Portfolio as follows: Emerging Growth Portfolio -- 0.80%; International Equity Portfolio -- 0.95%; Balanced Portfolio -- 0.70%; Income Opportunity Portfolio -- 0.65%; and Standby Income Portfolio -- 0.25%. The investment advisory fee paid by the International Equity and Emerging Growth Portfolios is higher than that of most mutual funds. The Advisor in turn pays each Portfolio Advisor a fee for its services provided to the Portfolio that is computed daily and paid monthly at an annual rate equal to the percentage specified below of the value of the average daily net assets of the
Portfolio:

EMERGING GROWTH PORTFOLIO
    David L. Babson & Company, Inc.            0.50%

    Westfield Capital Management               0.45% of the first $10 million
    Company, Inc.                              0.40% of the next $40 million
                                               0.35% thereafter

INTERNATIONAL EQUITY PORTFOLIO
    BEA Associates                             0.85% on the first $30 million
                                               0.80% on the next $20 million
                                               0.70% on the next $20 million
                                               0.60% thereafter

BALANCED PORTFOLIO
    Harbor Capital Management                  0.50% of the first $75 million
    Company Inc.                               0.40% of the next $75 million
                                               0.30% thereafter

    Morgan Grenfell Capital                    0.35% on the first $40 million
    Management, Inc.                           0.30% thereafter

INCOME OPPORTUNITY PORTFOLIO
    Alliance Capital Management L.P.           0.40% on the first $50 million
                                               0.35% on the next $20 million
                                               0.30% on the next $20 million
                                               0.25% thereafter

STANDBY INCOME PORTFOLIO
    Fort Washington Investment                 0.15%
    Advisors, Inc.

    Fort Washington Investment Advisors, Inc. is an affiliate of the Advisor, and shareholders should be aware that the Advisor may be subject to a conflict of interest when making decisions regarding the retention and compensation of Fort Washington and may be subject to such a conflict concerning other particular Portfolio Advisors. However, the Advisor's decisions, including the
identity   of   a   Portfolio   Advisor  and   the   specific   amount   of  the

Advisor's compensation to be paid to the Portfolio Advisor, are subject to review and approval by a majority of the Board of Trustees and separately by a majority of such Trustees who are not affiliated with the Advisor or any of its affiliates.

CONSULTANT TO THE INVESTMENT ADVISOR

    RogersCasey Consulting, Inc. ("RogersCasey") located at One Parklands Drive, Darien, Connecticut 06829, has been engaged in the business of rendering portfolio advisor evaluations since 1976. The staff at RogersCasey is experienced in acting as investment consultants and in developing, implementing and managing multiple portfolio advisor programs. RogersCasey provides asset management consulting services to various institutional and individual clients and provides the Advisor with investment consulting services with respect to development, implementation and management of the Trust's multiple portfolio manager program. RogersCasey is employed by and its fees are paid by the Advisor (not the Trust). As consultant, RogersCasey provides research concerning registered investment advisors to be retained by the Advisor as Portfolio Advisors, monitors and assists the Advisor with the periodic reevaluation of existing Portfolio Advisors and makes periodic reports to the Advisor and the Board of Trustees.

PORTFOLIO ADVISORS

    Subject to the supervision and direction of the Advisor and, ultimately, the Board of Trustees, each Portfolio Advisor manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, making investment decisions for the Portfolio and placing orders to purchase and sell securities on behalf of the Portfolio.

    The following sets forth certain information about each of the Portfolio Advisors. The individuals employed by the Portfolio Advisor who are primarily responsible for the day-to-day investment management of the Portfolio are named below.

    DAVID L. BABSON & COMPANY, INC. ("Babson") serves as one of two Portfolio Advisors to EMERGING GROWTH PORTFOLIO. Babson is 100% owned by the active members of its professional staff. Babson has been registered as an investment advisor under the Investment Advisors Act of 1940, as amended, (the "Advisors Act"), since 1940. Babson provides investment advisory services to individual and institutional clients. As of December 31, 1994, Babson had assets under management of $8.2 billion. Eugene H. Gardner, Jr., Peter C. Schlieman and Lance
F. James are primarily responsible for the day-to-day investment management of the portion of the Portfolio's assets allocated to Babson by the Advisor. Mr. Gardner has been with Babson since 1990; Mr. Schlieman has been with Babson since 1979; and Mr. James has been with the firm since 1986. Babson's principal executive offices are located at One Memorial Drive, Cambridge, Massachusetts 02142-1300.

    The following table sets forth composite annual total return information for all portfolios managed by Messrs. Gardner, Schlieman and James that have investment objectives, policies and techniques substantially similar to the Emerging Growth Portfolio.

   1989        1990         1991        1992        1993        1994
----------  -----------  ----------  ----------  ----------  -----------
    21.25%     (16.55)%      45.35%      25.25%      18.25%      (3.35)%

    WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield") serves as the second Portfolio Advisor to EMERGING GROWTH PORTFOLIO. Westfield is owned 100% by the active members of its professional staff. Westfield has been registered as an investment advisor under the Advisors Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 1994, Westfield had assets under management of $570 million. Michael J. Chapman is primarily responsible for the day-to-day investment management of the portion of the Portfolio's assets allocated to Westfield by the Advisor. Mr. Chapman (CFA) has been with Westfield since 1990, after 9 years with Eaton Vance Corporation in Boston, Massachusetts. Westfield's principal executive offices are located at One Financial Center, Boston, Massachusetts 02111.

    The following table sets forth composite annual total return information for all portfolios managed by Mr. Chapman that have investment objectives, policies and techniques substantially similar to the Emerging Growth Portfolio.

   1990         1991        1992        1993        1994
-----------  ----------  ----------  ----------  -----------
    (2.85)%      86.45%      14.15%      13.05%      (4.65)%

    BEA ASSOCIATES serves as Portfolio Advisor to INTERNATIONAL EQUITY PORTFOLIO. BEA Associates is a New York general partnership and is owned 80% by Credit Swisse Capital Corporation and 20% by its general partners. BEA Associates has been registered as an investment advisor under the Advisors Act since 1968. BEA Associates provides investment advisory services to individual and institutional clients. As of December 31, 1994, BEA Associates had assets under management of $21.3 billion. Emilio Bassini is primarily responsible for the day-to-day investment management of the Portfolio. Mr. Bassini (CPA) joined BEA Associates in 1984 and became international equity portfolio manager specializing in emerging markets, Latin America and Europe in 1986. BEA Associates' principal executive offices are located at 153 East 53rd Street, New York, New York 10022.

    The following table sets forth composite annual total return information for all portfolios managed by Mr. Bassini that have investment objectives, policies and techniques substantially similar to the International Equity Portfolio.

   1989        1990         1991        1992         1993        1994
----------  -----------  ----------  -----------  ----------  -----------
    55.75%     (17.95)%      32.25%      (2.65)%      42.45%      (8.35)%

    HARBOR CAPITAL MANAGEMENT COMPANY, INC. ("Harbor") serves as Portfolio Advisor to the equity portion of BALANCED PORTFOLIO. Harbor is 85% owned by the employees of the firm and 15% by Baer Holding Limited of Zurich. Harbor has been registered as an investment advisor under the Advisors Act since 1979. Harbor provides investment advisory services to individual and institutional clients. As of December 31, 1994, Harbor had assets under management of $2.35 billion. Malcolm Pirnie and Alan S. Fields are primarily responsible for the day-to-day investment management of the equity portion of the Portfolio. Mr. Pirnie (CFA) has been a Managing Director at Harbor since 1979 and became President in 1993. Mr. Fields has been a Managing Director at Harbor since 1979 and Chairman of the Executive Committee since 1993. Harbor's principal executive offices are located at 125 High Street, 26th Floor, Boston, Massachusetts 02110.

    MORGAN GRENFELL CAPITAL MANAGEMENT, INC. ("Morgan Grenfell") serves as Portfolio Advisor to the fixed-income portion of BALANCED PORTFOLIO. Morgan Grenfell is owned 100% by Deutsche Bank. Morgan Grenfell has been registered as an investment advisor under the Advisors Act since 1985. Morgan Grenfell provides investment advisory services to individual and institutional clients. As of December 31, 1994, Morgan Grenfell had assets under management of $6.2 billion. David W. Baldt is primarily responsible for the day-to-day investment management of the fixed-income portion of the Portfolio. Mr. Baldt (CFA) joined Morgan Grenfell in 1989. Morgan Grenfell's principal executive offices are located at 885 Third Avenue, New York, New York 10022.

    ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance") serves as Portfolio Advisor to INCOME OPPORTUNITY PORTFOLIO. Alliance is owned 9% by its employees and 62% by wholly-owned subsidiaries of The Equitable Life Assurance

Society of the United States. The balance of its units are held by the public. Alliance has been registered as an investment advisor under the Advisors Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of December 31, 1994, Alliance had assets under management of $121.3 billion. Wayne Lyski and Vicki Fuller are primarily responsible for the day-to-day investment management of the Portfolio. Mr. Lyski has been with Alliance since 1983 and has 20 years of investment experience. Ms. Fuller (CPA) has been with Alliance, and its predecessors, since 1985 and has 13 years of investment experience. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, New York 10105.

    FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington") serves as Portfolio Advisor to the STANDBY INCOME PORTFOLIO. Fort Washington is owned by The Western and Southern Life Insurance Company. Fort Washington has been registered as an investment advisor under the Advisors Act since 1990. Fort Washington provides investment advisory services to individuals and institutional clients. As of December 31, 1994, Fort Washington had assets under management of approximately $6 billion. Christopher J. Mahony is primarily responsible for the day-to- day investment management of the Standby Income Portfolio. Mr. Mahony recently joined Fort Washington after eight years of investment experience as portfolio manager with Neuberger & Berman.

TOTAL RETURN

    Total Return information for each Portfolio Advisor includes income, realized and unrealized gains and losses on portfolio investments, transaction costs and the reinvestment of all income and gains. The annual operating expenses of the respective Portfolio are higher than the fees charged to the corresponding managed accounts discussed above. Total returns have been adjusted to reflect these higher expenses. See "Allocation of Expenses to the Portfolio." The average total return information shown above includes the effect of deducting each Portfolio's expenses, but does not include charges attributable to the variable annuity contracts through which investments in the Portfolio are being offered. Prospective investors should review the fee and expense information contained in the separate prospectus for such contracts. Each of the private accounts included in the total return figures above was sufficiently comparable in size to the expected size of the respective Portfolio during the Portfolio's first year of operations to ensure that the total return information quoted above is relevant to a potential investor in the respective Portfolio. Past performance should not be considered indicative of future performance.

                   ADDITIONAL RISKS AND INVESTMENT TECHNIQUES

    The following are descriptions of types of securities invested in by the Portfolios, certain investment techniques employed by those Portfolios and risks associated with utilizing either the securities or the investment technique.

    DERIVATIVES. The Portfolios may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Portfolio Advisor will use derivatives only in circumstances where the Portfolio Advisor believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolios may use and some of their associated risks is found below.

    ADRS, EDRS AND CDRS. ADRs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Portfolios. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

    FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES. Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage related securities including government stripped mortgage related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Shareholders also should recognize that, in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

    Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Portfolio Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

    Fixed-income   securities   may   be   purchased   on   a   when-issued   or
delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

    U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing

Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

    Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

    MORTGAGE RELATED SECURITIES. Each Portfolio may invest in mortgage related securities. There are several risks associated with mortgage related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage related security.

    Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in a Portfolio. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Portfolio. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Portfolio will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Portfolio's yield will correspondingly decline. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Portfolio purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

    CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

    Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Portfolio Advisor, the investment restriction limiting a Portfolio's investment in illiquid instruments to not more than 15% of the value of its net assets will apply.

    STRIPPED MORTGAGE RELATED SECURITIES. These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. The Portfolio will invest in stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Portfolio Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by the Portfolio.

    Investing in stripped mortgage related securities involves the risks normally associated with investing in mortgage related securities. See "Mortgage Related Securities" above. In addition, the yields on stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage related securities and increasing the yield to maturity on principal-only stripped mortgage related securities. Sufficiently high prepayment rates could result in a Portfolio not fully recovering its initial investment in an interest-only stripped mortgage related security. Under current market conditions, the Portfolio expects that investments in stripped mortgage related securities will consist primarily of interest-only securities. Stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Portfolio will be able to effect a trade of a stripped mortgage related security at a time when it wishes to do so. The Portfolio will acquire stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Portfolios will treat government stripped mortgage related securities and privately-issued mortgage related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

    ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

    LOANS AND OTHER DIRECT DEBT INSTRUMENTS. These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods of services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Portfolio may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Portfolio to supply additional cash to the borrower on demand at the time when a Portfolio would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

    These instruments will be considered illiquid securities and so will be limited, along with a Portfolio's other illiquid securities, to not more than 15% of the Portfolio's net assets.

    SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolios may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

    In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

    In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

    Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Portfolio Advisor, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

    All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Portfolio's other illiquid securities, to 15% of that Portfolio's net assets.

    CUSTODIAL RECEIPTS. Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipt ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, if that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

    WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

    Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

    REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. A Portfolio may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio Advisor, acting under the supervision of the Advisor and the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

    REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS. The Portfolios may enter into reverse repurchase agreements and forward roll transactions. In a reverse repurchase agreement the Portfolio agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage backed securities and involve a repurchase of a substantially similar security. At the time the Portfolio enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash, U.S. Government securities or high grade, liquid debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Portfolio for purposes of the limitations described in "Certain Investment Restrictions" below and in the Trust's Statement of Additional Information.

    LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated subcustodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

    ILLIQUID SECURITIES. No Portfolio may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Trustees of the Trust have adopted a policy that the International Equity Portfolio may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Portfolio, the Portfolio will normally sell the security unless to do so would not be in the best interests of shareholders.

    NON-PUBLICLY TRADED ("RESTRICTED") SECURITIES AND RULE 144A SECURITIES. Each Portfolio may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Portfolio Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Portfolio Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how the markets for Rule 144A securities will develop. If institutional trading in restricted securities or Rule 144A securities were to decline, a Portfolio's illiquidity could be increased and the Portfolio could be adversely affected.

    No Portfolio will invest more than 10% of its total assets in restricted securities (including Rule 144A securities).

    TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Portfolio Advisor of a Portfolio believes, in consultation with the Advisor, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets without limit in the following money market instruments: U.S. Government securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

    In addition, for the same purposes the Portfolio Advisor of International Equity Portfolio may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Portfolio Advisor to be of equivalent quality. Each Portfolio also may hold a portion of its assets in money market

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
instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

    FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Portfolio Advisor that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Portfolio intends to purchase.

    No Portfolio will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Portfolio will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Portfolio will buy calls with a value exceeding 5% of its total assets.

    A Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

    A Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Portfolio Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

    OPTIONS ON FOREIGN CURRENCIES. Each Portfolio that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Portfolio Advisor anticipates that the currency will appreciate in value.

    There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

    As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-rated currency options. The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

    OPTIONS ON STOCK. Each Portfolio may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which the Portfolio owns the underlying stock sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock.

    To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased.

    OPTIONS ON SECURITIES INDEXES. Each Portfolio may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Portfolios which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

    Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

    To the extent permitted by U.S. federal or state securities laws, the International Equity Portfolio may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Portfolio may also use foreign stock index options for hedging purposes.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Portfolio of options on security indexes will be subject to the Portfolio Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

    FORWARD CURRENCY  CONTRACTS.   Each  Portfolio that  may invest  in  foreign
currency-denominated securities may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract.

    In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio Advisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict a Portfolio's ability to hedge against the risk of devaluation of currencies in which a Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. See the Statement of Additional Information for further information concerning forward currency contracts.

    ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

CERTAIN INVESTMENT RESTRICTIONS

    The Trust, on behalf of each Portfolio, has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, no Portfolio may invest more than 25% of its total assets in securities of issuers in any one industry. Each Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. Reverse repurchase agreements and forward roll transactions involving mortgage related securities will be aggregated with bank borrowings for purposes of this calculation. No Portfolio may purchase securities while borrowings exceed 5% of the value of the Portfolio's total assets. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market, such as certain Rule 144A securities, are deemed not illiquid for this purpose. No Portfolio may invest more than 10% of its assets in restricted securities (including Rule 144A securities). See "Risk Factors and Certain Investment Techniques -- Illiquid Securities" and "-- Non-Publicly Traded ("Restricted") Securities and Rule 144A Securities."

PORTFOLIO TURNOVER

    No Portfolio, other than the Standby Income Portfolio will trade in securities for short term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. An annual turnover rate of 100% would occur when all the securities held by the Portfolio are replaced one time during a period of one year. The annual turnover rate of each Portfolio is not expected to exceed the following percentages: Emerging Growth Portfolio -- 60%; International Equity Portfolio -- 125%; Balanced Portfolio -- 120% (equity investments -- 90%, fixed-income investments -- 150%); Income Opportunity Portfolio -- between 200% and 250%; and Standby Income Portfolio -- 200%. The projected portfolio turnover rates of the Income Opportunity Portfolio and the Standby Income Portfolio are higher than those of other mutual funds. A Portfolio with a higher portfolio turnover rate will have higher brokerage transaction expenses and a higher incidence of realized capital gains.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING AN ACCOUNT

    SINCE  YOU MAY NOT  PURCHASE A PORTFOLIOS' SHARES  DIRECTLY, YOU SHOULD READ
THE  PROSPECTUS  OF   THE  INSURANCE  COMPANY'S   SEPARATE  ACCOUNT  TO   OBTAIN
INSTRUCTIONS FOR PURCHASING A VARIABLE ANNUITY CONTRACT.

SHARE PRICE

    The term "net asset value" or NAV refers to the worth of one share. The NAV is computed by adding the value of each Portfolio's investments, cash and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Each Portfolio is open for business each day the New York Stock Exchange Inc. ("NYSE") is open. The price of one share is its NAV which is normally calculated at the close of regular trading on the NYSE (currently 4:00 p.m. New York time).

INVESTMENTS

    Your investments in a Portfolio may be made only through separate accounts established and maintained by insurance companies for the purpose of funding variable contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in each Portfolio.

    Investments by separate accounts in each Portfolio are expressed in terms of full and fractional shares of each Portfolio. All investments in the Portfolios are credited to an insurance company's separate account immediately upon acceptance of the investment by a Portfolio. Investments will be processed at the NAV calculated after an order is received and accepted by a Portfolio.

    The offering of shares of any Portfolio may be suspended for a period of time and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Advisor's opinion, they are of a size that would disrupt the management of a Portfolio.

REDEMPTIONS

    Shares of any Portfolio may be redeemed by the insurance company to make benefit or surrender payments on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request has been accepted by a Portfolio. Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by a Portfolio but in no event later than 7 days following receipt of instructions. Each Portfolio may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekend of holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                                NET ASSET VALUE

    Each Portfolio's net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. Net asset value per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m. New York time) and is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. The net asset value of each Portfolio is determined as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading, by deducting the amount of the Portfolio's liabilities from the value of its assets.

    Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Board of Trustees.

    Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. All short term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) which the Board of Trustees has determined represents fair value. An option that is written by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes the maximum price change in a single trading session permitted by an exchange (a "limit move") with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

    All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the valuation policies of the Board of Trustees, independent pricing services may be consulted. Further information regarding the valuation policies is contained in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

    Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust. See "Management of the Trust" in the Statement of Additional Information for more information about the Trustees and officers of the Trust.

SPONSOR

    Touchstone Advisors, as sponsor to the Trust (the "Sponsor"), pursuant to an agreement (the "Sponsor Agreement") provides oversight of the various service providers to the Trust, including the administrator and the custodian. As
Sponsor to the Trust, Touchstone Advisors reserves the right to receive a sponsor fee from each Portfolio equal on an annual basis to 0.20% of the average daily net assets of that Portfolio for its then-current fiscal year. The Sponsor Agreement may be terminated by the Sponsor at the end of any calendar quarter after December 31, 1995 or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through April 30, 1996.

ADMINISTRATOR

    Signature Financial Services, Inc. ("Signature"), located at 6 St. James Avenue, Boston Massachusetts 02116, serves as administrator and fund accounting agent to the Trust (the "Administrator") pursuant to an agreement ("Administrative Services and Fund Accounting Agreement"). Pursuant to the Administrative Services and Fund Accounting Agreement, Signature provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Signature provides persons satisfactory to the Board of Trustees of the Trust to serve as certain officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of Signature or its affiliates.

    For the services to be rendered by Signature, each Portfolio shall pay to Signature administrative services and fund accounting fees computed and paid monthly that are equal, in the aggregate, to 0.16% on an annual basis of the average daily net assets of all the Portfolios. After $100 million of total assets, this fee is reduced according to an asset schedule down to a minimum of 0.05%. After the total fees owing to Signature are determined, each Portfolio will be allocated its pro-rata share on the basis of average daily net assets. In addition, each Portfolio is subject to a minimum annual administrative services and fund accounting fee. See "Management of the Trust" in the Statement of Additional Information.

DISTRIBUTOR

    Touchstone Securities, Inc., an affiliate of the Advisor, acts as principal underwriter of the shares of each Portfolio pursuant to a distribution agreement with the Trust.

CUSTODIAN AND TRANSFER AGENT

    Investors Bank & Trust Company ("IBT") is located at 89 South Street, Boston, Massachusetts 02111, and serves as custodian of each Portfolio's investments. IBT also serves as the Trust's transfer agent.

ALLOCATION OF EXPENSES OF THE PORTFOLIOS

    Each Portfolio bears its own expenses, which generally include all costs not specifically borne by the Advisor, the Portfolio Advisors and the Administrator. Included among a Portfolio's expenses are: costs incurred in connection with its organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. Pursuant to the Sponsor Agreement, the Sponsor has agreed to waive or reimburse certain fees and expenses of each Portfolio such that after such waivers and reimbursements, the aggregate Operating Expenses of each Portfolio (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Portfolio's expense cap (the "Expense Cap"). Each Portfolio's Expense Cap is as follows: Emerging Growth Portfolio -- 1.15%; International Equity Portfolio -- 1.25%; Balanced Portfolio -- .90%; Income Opportunity Portfolio -- .85%; and Standby Income Portfolio -- .50%. An Expense Cap may be terminated with respect to a Portfolio upon 30 days prior written notice by the Sponsor at the end of any calendar quarter after December 31, 1995.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Net investment income (I.E., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the Standby Income Portfolio will be declared daily and paid monthly. Shareholders of that Portfolio receive dividends from the day following the purchase up to and including the date of redemption. Dividends attributable to the net investment income of the Income Opportunity Portfolio are declared and paid monthly. Dividends attributable to the net investment income of the Balanced Portfolio are declared and paid quarterly. Dividends attributable to the net investment income of the Emerging Growth Portfolio and International Equity Portfolio are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

TAXES

    Because each Portfolio is treated as a separate entity for federal income tax purposes, the amounts of net income and net realized capital gains subject to tax will be determined separately for each Portfolio (rather than on a Trust-wide basis).

    Each Portfolio separately intends to qualify each year as a regulated investment company for federal income tax purposes. The requirements for qualification by a Portfolio may cause it, among other things, to restrict the extent of its short term trading or its transactions in warrants, currencies, options, futures or forward contracts and will cause each Portfolio to maintain a diversified asset portfolio.

    A regulated investment company will not be subject to federal income tax on its net income and its capital gains that it distributes to shareholders, so long as it meets certain overall distribution requirements and other conditions under the Internal Revenue Code of 1986, as amended (the "Code"). Each Portfolio intends to satisfy these overall distribution requirements and any other required conditions. In addition, each Portfolio is subject to a 4% nondeductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains. The Trust intends to have each Portfolio pay additional dividends and make additional distributions as are necessary in order to avoid application of the excise tax, if such payments and distributions are determined to be in the best interest of the Portfolio's shareholders. Dividends declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31 provided that such dividend is actually paid by the Portfolio during January of the following year.

    Dividends declared by a Portfolio of net income and distributions of a Portfolio's net realized short term capital gains (including short term gains from Portfolio investments in tax exempt obligations) will be taxable to shareholders as ordinary income for federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether the dividends or distributions are received in cash or reinvested in additional shares. Distributions by a Portfolio of net realized long term capital gains (including long term gains from Portfolio investments in tax exempt obligations) will be taxable to shareholders as long term capital gains for federal income tax purposes, regardless of how long a shareholder has held his Portfolio shares and whether the distributions are received in cash or reinvested in additional shares.

    A portion of the dividends and short term gain distributions paid by the Portfolios and distributions of capital gains paid by all the Portfolios will not qualify for the dividend received deduction for corporations. As a general rule, dividends paid by a Portfolio, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividend received deduction for corporations.

    Some  states,  if  certain   asset  and  diversification  requirements   are
satisfied, permit shareholders to treat their portions of a Portfolio's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

    Net income or capital gains earned by a Portfolio investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolios' assets to be invested within various countries is not known. Furthermore, if a Portfolio qualifies as a regulated investment company, if certain distribution requirements are satisfied, and if more than 50% of the value of the Portfolio's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Portfolio that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Trust anticipates that the International Equity Portfolio will qualify for and make this election in most, but not necessarily all, of its taxable years. If a Portfolio were to make an election, an amount equal to the foreign income taxes paid by the Portfolio would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, a Portfolio will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

    Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders will also receive, if appropriate, various written notices after the close of the Portfolios' taxable year with respect to certain foreign taxes paid by the Portfolios and certain dividends and distributions that were, or were deemed to be, received by shareholders from the Portfolios during the Portfolios' prior taxable year.

                         PERFORMANCE OF THE PORTFOLIOS

PERFORMANCE

    EACH PORTFOLIO'S PERFORMANCE MAY BE QUOTED IN ADVERTISING IN TERMS OF YIELD AND TOTAL RETURN IF ACCOMPANIED BY PERFORMANCE OF THE INSURANCE COMPANY'S SEPARATE ACCOUNT. Performance is based on historical results and not intended to indicate future performance.

YIELD

    For the Income Opportunity Portfolio and the Balanced Portfolio, from time to time, the Trust may advertise the 30-day "yield." The yield of a Portfolio refers to the income generated by an investment in the Portfolio over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Portfolio during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

TOTAL RETURN

    From time to time, the Trust may advertise a Portfolio's "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five-and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering average total return figures for periods longer than one year, shareholders should note that a Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Portfolio also may use aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share price, the effect of the maximum sales charge during the period and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). A Portfolio may also quote non-standardized total return figures, such as non-annualized figures or figures that do not reflect the maximum sales charge (provided that these figures are accompanied by standardized total return figures calculated as described above).

GENERAL

    It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes in more detail the method used to determine a Portfolio's yield and total return.

    YIELDS AND TOTAL RETURNS FOR THE PORTFOLIOS INCLUDE THE EFFECT OF DEDUCTING EACH PORTFOLIO'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. SINCE SHARES OF THE PORTFOLIOS MAY ONLY BE PURCHASED THROUGH A VARIABLE ANNUITY OR VARIABLE LIFE CONTRACT, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of each Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share). The Trust currently consists of five series of shares. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a series. Each share represents an equal proportionate interest in a series with each other share. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

    The Trust is not required to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgement of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of a Portfolio, shareholders of that Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional vote for fractional shares held. A separate vote of each Portfolio is required on any matter affecting a Portfolio on which shareholders are entitled to vote. Shareholders of a Portfolio are not entitled to vote on Trust matters that do not affect the Portfolio and do not require a separate vote of the Portfolio. There normally will be no meeting of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trust's Trustees holding office have been elected by shareholders, at which time the Trust's Trustees then in office will call a shareholder's meeting for the election of trustees. Any Trustee of the Trust may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

    The Trust sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Portfolios.

                                    APPENDIX
                       BOND AND COMMERCIAL PAPER RATINGS

    Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

    MOODY'S BOND RATINGS

    Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa. Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Unrated.   Where  no rating  has been  assigned or  where a  rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

    Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

    Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

    Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

S&P'S BOND RATING

    AAA.   Bonds rated AAA have the  highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

    BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    BB, B, CCC, CC, and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

    C1. The rating C1 is reserved for income bonds on which no interest is being paid.

    D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

    Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

    A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.